UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Investment Quality Bond Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (2.9%)
Dominos Pizza Master Issuer LLC , Series 12-1A, Class A2, 5.22%, 1/25/42(a)(b)	$641,511	$649,872
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	437,349	437,776
World Omni Automobile Lease Securitization Trust , Series 17-A, Class A3, 2.13%, 4/15/20	540,000	541,657
Total Asset Backed Securities (Cost $1,627,514)		1,629,305

Collateralized Mortgage Obligations (2.8%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.23%, 2/10/51(a)(c)	701,406	712,366
Bear Stearns Commercial Mortgage Securities Trust , Series 2007-PW16, Class AM, 5.77%, 6/11/40(a)(c)	87,033	87,216
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)	250,000	276,591
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 5.94%, 4/17/45(a)(c)	26,738	26,690
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49(a)	154,885	155,800
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	319,760
Total Collateralized Mortgage Obligations (Cost $1,697,669)		1,578,423

Residential Mortgage Backed Securities (4.5%)
Ameriquest Mortgage Securities, Inc. , Series 03-5, Class A6, 5.04%, 4/25/33, Callable 4/25/17 @ 100(c)	112,431	113,454
Banc of America Alternative Loan Trust , Series 04-1, Class 2A-1, 6.00%, 2/25/34, Callable 4/25/17 @ 100(a)	347,703	354,666
Countrywide Home Loans, Inc. , Series 02-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/17 @ 100	99,645	102,880
Credit Suisse First Boston Mortgage Securities Corp. , Series 02-HE16, Class M1, 2.30%, 10/25/32, Callable 4/25/17 @ 100(c)	122,064	119,093
GSR Mortgage Loan Trust , Series 04-10F, Class 6A1, 5.00%, 9/25/34, Callable 4/25/17 @ 100	25,190	25,144
JPMorgan Mortgage Trust , Series 16-4, Class A5, 3.50%, 10/25/46, Callable 8/25/35 @ 100(b)(c)	183,656	186,971
JPMorgan Mortgage Trust , Series 05-A3, Class 11A2, 3.31%, 6/25/35, Callable 6/25/17 @ 100(a)(c)	392,715	398,314
JPMorgan Mortgage Trust , Series 04-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/24 @ 100(a)	70,404	71,331
Prime Mortgage Trust , Series 04-2, Class A3, 5.25%, 11/25/19, Callable 4/25/17 @ 100(a)	22,855	23,052
Residential Funding Mortgage Securities I, Inc. , Series 05-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/17 @ 100(a)	91,308	92,006
Structured Adjustable Rate Mortgage Loan Trust , Series 04-5, Class 3A1, 3.21%, 5/25/34, Callable 4/25/17 @ 100(a)(c)	392,556	396,491
Structured Asset Securities Corp. , Series 04-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/17 @ 100(a)(c)	2,103	2,132
Structured Asset Securities Corp. , Series 04-20, Class 7A1, 5.25%, 11/25/34, Callable 4/25/17 @ 100(a)	288,623	291,774
Wells Fargo Mortgage Backed Securities Trust , Series 05-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/17 @ 100(a)	36,520	37,076

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 04-Y, Class 3A1, 3.04%, 11/25/34, Callable 4/25/17 @ 100(a)(c)	$197,240	$198,071
Wells Fargo Mortgage Backed Securities Trust , Series 04-6, Class A4, 5.50%, 6/25/34, Callable 4/25/17 @ 100	65,336	66,446
Total Residential Mortgage Backed Securities (Cost $2,449,457)		2,478,901

Corporate Bonds (52.3%)
Consumer Discretionary (6.3%):
21st Century Fox America, Inc., 6.15%, 2/15/41	225,000	268,669
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	165,000	165,000
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	210,000	187,732
BorgWarner, Inc., 4.63%, 9/15/20 (a)	500,000	534,483
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	155,000	156,853
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	165,000	185,087
Dish DBS Corp., 5.00%, 3/15/23	130,000	130,650
Hasbro, Inc., 6.35%, 3/15/40	280,000	327,947
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	235,000	243,427
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	420,000	434,585
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	175,000	153,915
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (b)	142,000	145,195
Time Warner Cable, Inc., 5.85%, 5/1/17 (a)	550,000	551,689
		3,485,232
Consumer Staples (5.4%):
Ingredion, Inc., 3.20%, 10/1/26, Callable 7/1/26 @ 100	120,000	117,330
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	440,000	432,381
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	610,000	651,804
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	150,000	155,856
Reynolds American, Inc.
4.85%, 9/15/23	250,000	271,260
5.70%, 8/15/35, Callable 2/15/35 @ 100	137,000	156,632
The Kraft Heinz Co., 2.00%, 7/2/18	500,000	501,242
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (b)	195,000	199,144
Whole Foods Market, Inc., 5.20%, 12/3/25, Callable 9/3/25 @ 100	485,000	515,439
		3,001,088
Energy (3.7%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	200,000	202,064
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	274,200	286,813
EQT Corp., 4.88%, 11/15/21	400,000	429,928
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	95,000	105,145
5.85%, 12/15/45, Callable 6/15/45 @ 100	130,000	129,709
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	300,000	302,009
Valero Energy Corp.
3.40%, 9/15/26, Callable 6/15/26 @ 100	140,000	133,741
6.63%, 6/15/37	205,000	242,643
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	270,000	278,077
		2,110,129
Financials (14.2%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	178,402
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	150,000	152,779
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	555,000	591,653

See notes to schedule of investments.

Security Description	Principal Amount	Value
Bank of America Corp.
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	$285,000	$277,817
4.18%, 11/25/27, Callable 11/25/26 @ 100	250,000	250,909
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	261,589
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	95,000	95,547
4.20%, 10/29/25, Callable 9/29/25 @ 100	290,000	291,157
Cincinnati Financial Corp., 6.13%, 11/1/34	165,000	198,100
Citigroup, Inc.
4.50%, 1/14/22 (a)	400,000	428,068
4.13%, 7/25/28	95,000	93,418
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	350,000	375,303
General Motors Financial Co., Inc., 2.63%, 7/10/17 (a)	1,000,000	1,002,817
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	300,000	300,491
5.40%, 1/6/42	150,000	174,827
KeyBank NA, 2.25%, 3/16/20	580,000	580,828
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	309,811
3.13%, 7/27/26, MTN	205,000	195,667
Petroleos Mexicanos, 5.75%, 3/1/18	157,000	161,789
PNC Financial Services Group, Inc., 2.15%, 4/29/21, Callable 3/30/21 @ 100	500,000	495,088
Regions Bank, 7.50%, 5/15/18 (a)	500,000	529,395
SVB Financial Group, 3.50%, 1/29/25	75,000	73,304
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	650,000	636,600
Wells Fargo & Co., 4.90%, 11/17/45 (a)	150,000	156,394
		7,811,753
Health Care (4.0%):
Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	205,000	204,742
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	205,000	195,247
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	135,000	131,037
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	345,000	357,503
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	200,000	213,442
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	185,000	186,850
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	195,000	203,376
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	100,000	95,809
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17	300,000	304,126
HCA Holdings, Inc., 6.25%, 2/15/21	195,000	210,478
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	155,000	158,485
		2,261,095
Industrials (3.5%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	400,000	410,721
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	80,000	80,977
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	235,000	244,090
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	105,000	105,642
Northrop Grumman Corp., 7.75%, 6/1/29 (a)	150,000	201,947
Owens Corning, 4.20%, 12/15/22, Callable 9/15/22 @ 100 (a)	200,000	209,197
Roper Technologies, Inc., 3.80%, 12/15/26, Callable 9/15/26 @ 100	140,000	140,614
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	197,000	183,830
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (b)	360,000	350,079
		1,927,097

See notes to schedule of investments.

Security Description	Principal Amount	Value
Information Technology (4.4%):
Activision Blizzard, Inc.
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)	$335,000	$362,637
3.40%, 9/15/26, Callable 6/15/26 @ 100 (b)	135,000	131,830
CA, Inc., 4.50%, 8/15/23, Callable 5/15/23 @ 100	170,000	177,344
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (b)	179,000	181,014
Juniper Networks, Inc.
4.60%, 3/15/21	205,000	218,571
5.95%, 3/15/41	185,000	198,032
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	275,000	266,738
The Western Union Co., 3.60%, 3/15/22, Callable 2/15/22 @ 100	555,000	558,957
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	285,000	306,783
		2,401,906
Materials (2.8%):
Ecolab, Inc., 2.00%, 1/14/19	90,000	90,602
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	490,000	516,077
Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	125,000	124,925
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	100,000	113,653
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	355,000	370,467
West Fraser Timber Co., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (b)	125,000	119,653
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100 (b)	197,000	192,925
		1,528,302
Real Estate (3.4%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	115,000	110,406
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (a)(b)	500,000	541,383
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	215,000	201,949
DDR Corp., 4.75%, 4/15/18, Callable 2/14/18 @ 100	500,000	511,331
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	200,000	197,611
SBA Tower Trust, 2.24%, 4/15/43, Callable 5/8/17 @ 100 (b)	350,000	350,044
		1,912,724
Telecommunication Services (2.1%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	502,430
6.30%, 1/15/38 (a)	175,000	201,089
Verizon Communications, Inc., 5.25%, 3/16/37	430,000	444,564
		1,148,083
Utilities (2.5%):
Consolidated Edison, Inc., 6.30%, 8/15/37	170,000	218,436
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	315,000	323,685
Iberdrola International BV
6.75%, 9/15/33	35,000	41,009
6.75%, 7/15/36	70,000	87,773
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	118,588
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	115,000	113,732
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	240,000	250,671
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	200,000	198,254
		1,352,148
Total Corporate Bonds (Cost $28,946,714)		28,939,557

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (25.6%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	$64,169	$67,490
5.50%, 6/1/38	81,958	90,886
7.00%, 9/1/38 (a)	22,639	26,318
4.50%, 1/1/41 - 7/1/44	1,357,858	1,460,540
		1,645,234
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
Series 14-DN1, Class M23.18%, 2/25/24	500,000	514,249
Federal National Mortgage Assoc.
6.00%, 8/1/21 - 2/1/37	362,653	406,821
5.50%, 4/1/22 - 1/1/38 (a)	265,740	294,223
7.00%, 8/1/23 - 6/1/32	35,803	41,118
7.50%, 12/1/29 - 2/1/31	46,194	52,894
8.00%, 6/1/30 - 9/1/30	28,439	32,809
5.00%, 12/1/34 - 11/1/36	18,877	20,615
3.26%, 12/1/36 (a)	56,765	59,213
4.50%, 12/1/38 - 2/1/47 (a)	918,061	987,123
4.00%, 11/1/43 - 3/1/46	2,835,587	2,987,019
3.50%, 2/1/46 - 8/1/46	4,701,419	4,811,855
3.00%, 8/1/46	2,298,449	2,279,915
3.94%, 8/1/46 (a)	45,541	45,709
		12,019,314
Government National Mortgage Assoc.
6.00%, 12/15/33	28,912	33,218
Total U.S. Government Mortgage Backed Agencies (Cost $14,466,183)		14,212,015

Total Investments (Cost $49,187,537) — 88.1%		48,838,201
Other assets in excess of liabilities — 11.9%		6,612,215
NET ASSETS - 100.00%		$55,450,416

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $4,998,223 and amounted to 0.9% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	18	6/30/17	3,896,156	$3,562
5-Year U.S. Treasury Note Future	22	6/30/17	2,589,984	10,992
10-Year U.S. Treasury Note Future	7	6/21/17	871,938	4,007
30-Year U.S. Treasury Bond Future	25	6/21/17	3,771,094	20,703
				$39,264

See notes to schedule of investments.

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 27	Goldman Sachs	12/20/21	3.09%	$2,970,000	5.00%	$238,396	$128,748	$109,648
CDX North America Investment Grade 5 Year; Series 27	Goldman Sachs	12/20/21	0.85	1,000,000	1.00	18,869	12,807	6,062
						$257,265	$141,555	$115,710

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Low Duration Bond Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (10.0%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 6/15/18 @ 100	$2,240,000	$2,248,056
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.41%, 12/15/21(a)	6,400,000	6,420,360
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 9/8/19 @ 100	2,600,000	2,631,520
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100	4,435,000	4,380,772
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(b)(c)	2,000,000	2,009,673
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(b)(c)	10,500,000	10,498,424
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 12/15/20 @ 100(c)	4,180,000	4,105,792
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 9/15/18 @ 100(b)	4,500,000	4,505,724
Dominos Pizza Master Issuer LLC , Series 12-1A, Class A2, 5.22%, 1/25/42(b)(c)	2,427,338	2,458,973
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 11/15/19 @ 100(c)	897,149	897,498
Golden Credit Card Trust , Series 15-3A, Class A, 1.33%, 7/15/19(a)(c)	4,900,000	4,902,835
Kubota Credit Owner Trust , Series 14-1A, Class A3, 1.16%, 5/15/18, Callable 2/15/18 @ 100(b)(c)	1,123,741	1,123,585
Mercedes-Benz Auto Lease Trust , Series 15-B, Class A2A, 1.00%, 1/16/18, Callable 2/15/18 @ 100	486,043	485,923
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 7/15/18 @ 100	2,900,000	2,902,129
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 3/15/20 @ 100(b)	6,835,000	6,843,634
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	3,850,000	3,864,141
Total Asset Backed Securities (Cost $60,385,985)		60,279,039

Collateralized Mortgage Obligations (7.5%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.23%, 2/10/51(a)(b)	6,432,898	6,533,402
Banc of America Commercial Mortgage Trust , Series 2007-3, Class AM, 5.76%, 6/10/49(a)(b)	3,007,530	3,009,864
Bear Stearns Commercial Mortgage Securities Trust , Series 2007-PW16, Class AM, 5.77%, 6/11/40(a)(b)	454,085	455,042
COMM Mortgage Trust , Series 2014-CR20, Class A2, 2.80%, 11/10/47	5,276,000	5,359,199
COMM Mortgage Trust , Series 2014-CR19, Class A2, 2.97%, 8/10/47	5,873,765	5,973,402
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47	3,800,000	3,866,278
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 5/15/20 @ 100(c)	6,500,000	6,518,967
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,900,000	1,931,799
GS Mortgage Securities Trust , Series 2012-GCJ9, Class A2, 1.76%, 11/10/45	3,805,006	3,809,732

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	$2,936,429	$2,981,074
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46	1,401,601	1,425,077
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 5.94%, 4/17/45(a)(b)	178,255	177,936
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48(b)	769,733	769,649
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49(b)	2,382,843	2,396,919
Total Collateralized Mortgage Obligations (Cost $46,689,418)		45,208,340

Residential Mortgage Backed Securities (9.1%)
Ameriquest Mortgage Securities, Inc. , Series 03-5, Class A6, 5.04%, 4/25/33, Callable 4/25/17 @ 100(a)	25,570	25,802
Banc of America Funding Corp. , Series 05-D, Class A1, 3.10%, 5/25/35, Callable 9/25/27 @ 100(a)(b)	2,129,621	2,173,958
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.54%, 11/25/33, Callable 4/25/17 @ 100(a)(b)	930,363	928,945
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.25%, 10/25/33, Callable 4/25/17 @ 100(a)(b)	3,239,518	3,228,163
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.10%, 2/25/37, Callable 1/25/27 @ 100(a)(b)	1,281,349	1,281,120
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.19%, 11/25/34, Callable 4/25/17 @ 100(a)(b)	3,190,333	3,228,180
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 11/25/17 @ 100	171,302	173,075
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(b)	76,215	76,097
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 4/25/17 @ 100(b)	23,100	23,269
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-11, Class 1A31, 5.50%, 6/25/33, Callable 4/25/17 @ 100(b)	379,130	390,422
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 11/15/21 @ 100(c)	2,115,000	2,129,130
GSR Mortgage Loan Trust , Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 1/25/23 @ 100(b)	327,544	321,701
JP Morgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 10/25/23 @ 100(a)(c)	6,268,429	6,299,465
JP Morgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 6/25/43 @ 100(a)(c)	2,747,773	2,805,948
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100(a)(c)	1,279,525	1,303,416
JPMorgan Mortgage Trust , Series 16-4, Class A5, 3.50%, 10/25/46, Callable 8/25/35 @ 100(a)(c)	2,295,705	2,337,136
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/17 @ 100(b)	268,333	274,404
JPMorgan Mortgage Trust , Series 04-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/24 @ 100(b)	127,451	129,128
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.12%, 11/25/33, Callable 3/25/24 @ 100(a)(b)	1,407,919	1,435,655
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.29%, 2/25/35, Callable 4/25/17 @ 100(a)(b)	1,312,781	1,332,102

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Mortgage Trust , Series 05-A1, Class 6T1, 3.27%, 2/25/35, Callable 4/25/17 @ 100(a)(b)	$347,119	$341,636
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 2A1, 3.06%, 4/21/34, Callable 11/21/20 @ 100(a)(b)	1,603,896	1,644,867
Merrill Lynch Mortgage Investors Trust , Series 05-A2, Class A2, 2.98%, 2/25/35, Callable 2/25/18 @ 100(a)(b)	5,236,960	5,309,521
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.26%, 11/25/35, Callable 2/25/18 @ 100(a)(b)	935,185	917,073
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100(b)	73,648	73,900
Prime Mortgage Trust , Series 04-2, Class A3, 5.25%, 11/25/19, Callable 4/25/17 @ 100(b)	80,214	80,904
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/17 @ 100(b)	140,011	140,213
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 4/25/17 @ 100(a)	25,408	24,577
Residential Funding Mortgage Securities I, Inc. , Series 05-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/17 @ 100(b)	332,440	334,980
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.24%, 6/25/34, Callable 4/25/17 @ 100(a)(b)	3,299,507	3,277,840
Structured Asset Mortgage Investments II Trust , Series 04-AR7, Class A1A, 1.68%, 4/19/35, Callable 4/19/17 @ 100(a)(b)	1,315,874	1,254,314
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 4/25/17 @ 100(b)	880,463	889,892
Structured Asset Securities Corp. , Series 04-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/17 @ 100(a)(b)	10,907	11,056
Wells Fargo Mortgage Backed Securities Trust , Series 05-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/17 @ 100(b)	53,705	54,523
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.89%, 12/25/33, Callable 4/25/17 @ 100(a)(b)	737,994	735,067
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.11%, 6/25/35, Callable 5/25/17 @ 100(a)(b)	2,529,110	2,582,901
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.11%, 6/25/35, Callable 5/25/17 @ 100(a)(b)	2,269,629	2,322,740
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.01%, 8/25/34, Callable 4/25/17 @ 100(a)(b)	2,230,438	2,276,194
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 2.99%, 8/25/34, Callable 4/25/17 @ 100(a)(b)	1,098,773	1,115,190
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.00%, 12/25/34, Callable 4/25/17 @ 100(a)(b)	1,133,809	1,145,282
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 2.97%, 10/25/33, Callable 4/25/17 @ 100(a)(b)	323,351	325,377
Total Residential Mortgage Backed Securities (Cost $54,527,764)		54,755,163

Senior Secured Loans (4.3%)
Bass Pro Group LLC, Term Loan B , 11/16/23, Callable 12/16/17 @ 100(a)	3,500,000	3,366,580
BRP, Inc., Term Loan B , 4.04%, 6/30/23, Callable 5/6/17 @ 100(a)	6,760,314	6,787,085
Harbor Freight Tools USA, Inc., Term Loan , 3.78%, 8/16/23, Callable 8/19/17 @ 100(a)	3,482,500	3,474,873
Kasima LLC, Term Loan B , 3.32%, 5/17/21, Callable 5/6/17 @ 100(a)	3,317,647	3,337,354

See notes to schedule of investments.

Security Description	Principal Amount	Value
Quikrete Holdings, Inc., 1st Lien Term Loan , 4.02%, 11/4/23, Callable 5/6/17 @ 101(a)	$3,500,000	$3,528,735
Tribune Media Co., Term Loan B , 3.78%, 12/27/20, Callable 5/6/17 @ 100(a)	724,628	730,520
WMG Acquisition Corp., New Term Loan , 3.75%, 11/1/23, Callable 5/21/17 @ 100(a)	4,500,000	4,512,645
Total Senior Secured Loans (Cost $25,701,875)		25,737,792

Corporate Bonds (58.8%)
Consumer Discretionary (3.3%):
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (b)	4,500,000	4,543,506
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	2,660,000	2,755,385
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (b)	5,500,000	5,518,469
Time Warner Cable, Inc., 5.85%, 5/1/17 (b)	6,500,000	6,519,962
		19,337,322
Consumer Staples (3.2%):
Molson Coors Brewing Co., 1.45%, 7/15/19	3,750,000	3,701,475
Reynolds American, Inc., 2.30%, 6/12/18	5,000,000	5,030,035
The Kraft Heinz Co., 1.60%, 6/30/17 (b)	6,500,000	6,501,976
Walgreens Boots Alliance, Inc., 1.75%, 5/30/18 (b)	4,000,000	4,004,868
		19,238,354
Energy (6.5%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	4,150,000	4,169,870
CNOOC Nexen Finance (2014) ULC, 1.63%, 4/30/17 (b)	8,500,000	8,499,065
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	1,500,000	1,507,157
EQT Corp., 8.13%, 6/1/19	1,815,000	2,026,413
FMC Technologies, Inc., 2.00%, 10/1/17	1,042,000	1,041,639
Hess Corp., 8.13%, 2/15/19	4,200,000	4,604,577
Kinder Morgan, Inc., 2.00%, 12/1/17 (b)	4,500,000	4,503,281
LUKOIL International Finance BV, 6.13%, 11/9/20 (c)	2,065,000	2,262,001
Marathon Oil Corp., 5.90%, 3/15/18	2,850,000	2,950,292
Marathon Petroleum Corp., 2.70%, 12/14/18	3,760,000	3,792,298
Petroleos Mexicanos, 5.50%, 2/4/19	4,000,000	4,200,000
		39,556,593
Financials (19.8%):
Aspen Insurance Holdings Ltd., 6.00%, 12/15/20	7,607,000	8,400,167
Assurant, Inc., 2.50%, 3/15/18 (b)	4,500,000	4,527,180
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,692,000	1,861,170
Bank of America Corp.
1.70%, 8/25/17 (b)	6,500,000	6,510,081
2.25%, 4/21/20, MTN	2,000,000	1,994,700
Barclays Bank PLC, 6.05%, 12/4/17 (b)(c)	4,500,000	4,617,581
Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	1,790,000	1,800,305
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (b)	4,000,000	3,990,440
CIT Group, Inc., 4.25%, 8/15/17 (b)	4,750,000	4,791,563
Citigroup, Inc.
1.75%, 5/1/18	5,000,000	4,998,579
2.18%, 12/8/21, Callable 11/8/21 @ 100 (a)	3,500,000	3,531,280
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	5,500,000	5,485,117
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	8,000,000	8,109,888
HSBC Holdings PLC, 2.50%, 1/5/22 (a)(b)	3,500,000	3,598,637
JPMorgan Chase & Co., 2.27%, 10/24/23, Callable 10/24/22 @ 100 (a)(b)	3,500,000	3,580,255
MetLife, Inc., 6.82%, 8/15/18 (b)	7,000,000	7,462,672

See notes to schedule of investments.

Security Description	Principal Amount	Value
Morgan Stanley
2.45%, 2/1/19, MTN	$4,000,000	$4,035,948
2.44%, 10/24/23, Callable 10/24/22 @ 100 (a)	3,500,000	3,574,274
Regions Bank, 7.50%, 5/15/18 (b)	4,500,000	4,764,555
S&P Global, Inc., 2.50%, 8/15/18	3,570,000	3,598,182
Synovus Financial Corp., 7.88%, 2/15/19	5,374,000	5,847,986
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (b)	4,455,000	4,656,023
The Goldman Sachs Group, Inc.
6.15%, 4/1/18	2,000,000	2,083,560
2.90%, 7/19/18	5,000,000	5,064,749
2.21%, 11/15/21, Callable 11/15/20 @ 100 (a)	3,500,000	3,540,124
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (b)	3,500,000	3,502,485
XLIT Ltd., 2.30%, 12/15/18 (b)	4,000,000	4,025,320
		119,952,821
Health Care (5.3%):
Abbott Laboratories, 2.35%, 11/22/19	4,010,000	4,026,621
AbbVie, Inc., 2.00%, 11/6/18 (b)	5,000,000	5,014,850
Becton, Dickinson & Co., 1.80%, 12/15/17 (b)	3,092,000	3,094,307
Celgene Corp., 2.13%, 8/15/18	3,800,000	3,815,306
Edwards Lifesciences Corp., 2.88%, 10/15/18	3,825,000	3,875,838
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (b)	1,500,000	1,513,055
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (b)	3,500,000	3,495,625
St. Jude Medical, Inc., 2.00%, 9/15/18 (b)	2,000,000	2,002,276
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	4,177,000	4,229,212
		31,067,090
Industrials (4.0%):
Aecom Global II LLC/URS Corp., 3.85%, 4/1/17 (b)	4,500,000	4,500,000
AerCap Ireland Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17 (b)	4,640,000	4,646,078
Air Lease Corp., 2.13%, 1/15/18 (b)	3,500,000	3,506,559
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (b)(c)	5,500,000	5,494,918
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	2,565,000	2,726,231
Pentair Finance SA, 1.88%, 9/15/17 (b)	3,750,000	3,751,830
		24,625,616
Information Technology (4.7%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	4,095,000	4,432,838
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (c)	4,000,000	4,098,848
Fidelity National Information Services, Inc., 1.45%, 6/5/17	4,000,000	3,999,520
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	4,500,000	4,513,131
Juniper Networks, Inc., 3.13%, 2/26/19	7,120,000	7,253,763
KLA-Tencor Corp., 2.38%, 11/1/17 (b)	4,000,000	4,009,316
		28,307,416
Materials (1.4%):
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	4,500,000	4,705,007
Westlake Chemical Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102.44 (c)	3,560,000	3,705,960
		8,410,967
Real Estate (5.7%):
American Tower Corp., 4.50%, 1/15/18 (b)	5,602,000	5,721,535
American Tower Trust I, 1.55%, 3/15/43, Callable 5/8/17 @ 100 (b)(c)	7,000,000	6,983,089
Realty Income Corp., 5.38%, 9/15/17 (b)	4,000,000	4,068,200
SBA Tower Trust
2.93%, 12/15/42 (b)(c)	5,000,000	5,002,466
2.24%, 4/15/43, Callable 5/8/17 @ 100 (c)	9,150,000	9,151,162

See notes to schedule of investments.

Security Description	Principal Amount	Value
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (b)	$2,000,000	$2,012,734
Welltower, Inc., 6.13%, 4/15/20	1,650,000	1,825,027
		34,764,213
Telecommunication Services (0.6%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	3,500,000	3,499,748

Utilities (4.3%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b)(c)	4,500,000	4,512,150
Exelon Corp., 1.55%, 6/9/17	4,750,000	4,750,143
NextEra Energy Capital Holdings, Inc., 1.59%, 6/1/17 (b)	4,000,000	4,001,064
SCANA Corp., 6.25%, 4/1/20, MTN	8,497,000	9,280,168
Southern Power Co., 1.85%, 12/1/17	3,750,000	3,753,690
		26,297,215
Total Corporate Bonds (Cost $354,223,761)		355,057,355

U.S. Government Mortgage Backed Agencies (4.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	4,901,475	5,344,373
5.50%, 10/25/23 (b)	15,157	16,280
7.00%, 9/1/38 (b)	10,867	12,633
		5,373,286
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk
Series 14-DN4, Class M2 3.38%, 10/25/24	280,151	280,855

Federal National Mortgage Assoc.
6.00%, 2/1/37	3,430,397	3,874,863
5.00%, 2/1/41 - 10/1/41 (b)	18,403,680	20,113,976
3.94%, 8/1/46 (b)	15,948	16,007
		24,004,846
Total U.S. Government Mortgage Backed Agencies (Cost $30,231,796)		29,658,987

Total Investments (Cost $571,760,599) — 94.6%		570,696,676
Other assets in excess of liabilities — 5.4%		32,861,046
NET ASSETS - 100.00%		$603,557,722

(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $101,881,067 and amounted to 16.9% of net assets.

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

ULC—Unlimited Liability Co.

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	960	6/30/17	$207,795,000	$179,999

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	106	6/30/17	$12,479,016	$(16,406)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 27	Goldman Sachs	12/20/21	3.09%	$13,860,000	5.00%	$1,112,515	$445,946	$666,569
CDX North America Investment Grade 5 Year; Series 27	Goldman Sachs	12/20/21	0.58	37,000,000	1.00	698,176	473,850	224,326
						$1,810,691	$919,796	$890,895

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
High Yield Fund	March 31, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.0%)
Consumer Discretionary (1.0%):
Gray Television, Inc.(a)	26,500	$384,250
Hanesbrands, Inc.	16,800	348,768
		733,018
Energy (0.7%):
Sanchez Energy Corp.(a)	54,000	515,160

Health Care (0.3%):
Acadia Healthcare Co., Inc.(a)	5,700	248,520
Total Common Stocks (Cost $1,559,754)		1,496,698

Senior Secured Loans (13.5%)
Bass Pro Group LLC, Term Loan B , 5.97%, 12/16/23(b)	$1,000,000	961,880
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan , 8.50%, 2/3/25(b)	1,350,000	1,314,900
Caesars Entertainment Resort Properties LLC, Term Loan B , 7.00%, 10/11/20, Callable 5/6/17 @ 100(b)	989,796	994,131
Chesapeake Energy Corp., Term Loan , 8.55%, 8/23/21(b)	1,000,000	1,063,750
DigitalGlobe, Inc., 1st Lien Term Loan B , 3.91%, 1/15/24, Callable 6/22/17 @ 100(b)	1,000,000	1,003,130
DTI Holdco, Inc., 2016 Term Loan B , 6.29%, 9/30/23, Callable 9/30/17 @ 100(b)	1,197,000	1,180,541
Gates Global LLC, Term Loan B , 4.25%, 7/6/21, Callable 5/6/17 @ 100(b)	1,204,139	1,205,042
PCI Pharma Services, 2nd Lien Term Loan , 9.75%, 6/24/24(b)	800,000	788,000
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 3.75%, 2/5/23, Callable 8/7/17 @ 100(b)	1,326,675	1,331,240
Total Senior Secured Loans (Cost $9,760,714)		9,842,614

Corporate Bonds (80.9%)
Consumer Discretionary (21.3%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (c)	1,000,000	1,008,750
American Axle & Manufacturing Holdings, Inc., 7.75%, 11/15/19	1,000,000	1,100,000
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	330,000	353,100
Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105.16 (c)	1,000,000	1,040,000
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 5/8/17 @ 102.31 (c)	1,000,000	1,022,500
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (c)	1,000,000	1,016,250
Golden Nugget Escrow, Inc., 8.50%, 12/1/21, Callable 12/1/17 @ 104.25 (c)	800,000	848,000
Guitar Center, Inc., 6.50%, 4/15/19, Callable 5/8/17 @ 101.63 (c)	1,000,000	840,000
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 2/1/20 @ 105.91 (c)	330,000	339,488
Jo-Ann Stores LLC, 9.75%, 10/15/19, Callable 5/8/17 @ 100 (c)(d)	1,000,000	967,500
Party City Holdings, Inc., 2015 Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (c)(d)	800,000	810,000
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/15/17 @ 104.97	1,200,000	1,125,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94	1,000,000	1,042,500
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 5/8/17 @ 103.81	1,000,000	995,000

See notes to schedule of investments.

Security Description	Principal Amount	Value
William Lyon Homes, Inc., 5.88%, 1/31/25, Callable 1/31/20 @ 102.94 (c)	$1,000,000	$1,007,500
Woodside Homes Co. LLC, 6.75%, 12/15/21, Callable 5/3/17 @ 105.06 (c)	1,200,000	1,254,000
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	870,000
		15,639,588
Consumer Staples (10.9%):
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (c)	500,000	508,900
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (c)	1,000,000	1,042,500
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (c)	1,000,000	997,500
High Ridge Brands Co., 8.88%, 3/15/25, Callable 3/15/20 @ 104.44 (c)	670,000	683,400
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (c)	1,000,000	1,017,500
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (c)	1,000,000	1,052,500
Post Holdings, Inc., 7.75%, 3/15/24, Callable 9/15/18 @ 105.81 (c)	1,000,000	1,102,710
Simmons Foods, Inc., 7.88%, 10/1/21, Callable 10/1/17 @ 105.91 (c)	700,000	735,000
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (c)	1,000,000	820,000
		7,960,010
Energy (16.7%):
Calumet Specialty Products Partners LP
6.50%, 4/15/21, Callable 5/8/17 @ 103.25	1,500,000	1,269,375
7.63%, 1/15/22, Callable 1/15/18 @ 103.81	1,550,000	1,305,874
Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106 (c)	670,000	670,000
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69 (c)	1,000,000	1,012,500
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	270,000	232,200
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	1,400,000	1,015,000
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	1,500,000	1,132,500
Noble Holding International Ltd., 6.20%, 8/1/40	1,400,000	1,008,000
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44	270,000	276,750
Peabody Energy Corp., 6.38%, 3/31/25, Callable 3/31/20 @ 104.78 (c)	1,000,000	995,000
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	1,300,000	1,241,500
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06 (d)	690,000	639,975
Transocean, Inc., 6.80%, 3/15/38 (d)	1,400,000	1,151,500
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100	330,000	326,700
		12,276,874
Health Care (8.6%):
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (c)	910,000	932,750
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,000,000	1,016,250
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/15/17 @ 103.31 (c)	1,000,000	930,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (c)	330,000	352,110
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (c)	800,000	846,000
Tenet Healthcare Corp., 8.13%, 4/1/22	1,000,000	1,043,750
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (c)	1,000,000	1,141,250
		6,262,110
Industrials (13.9%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (c)	1,000,000	860,000
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 5/8/17 @ 103.5 (c)	1,000,000	905,000
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (c)	670,000	685,913
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (c)	1,000,000	1,162,500

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	$1,000,000	$1,001,875
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	800,000	922,000
Navistar International Corp., 8.25%, 11/1/21, Callable 5/8/17 @ 101.38	1,000,000	999,990
StandardAero Business Aviation Services LLC, 10.00%, 7/15/23, Callable 7/15/18 @ 107.5 (c)	1,000,000	1,072,500
TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	800,000	800,472
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/8/17 @ 102.44	1,000,000	965,000
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (c)	670,000	696,800
		10,072,050
Information Technology (2.4%):
First Data Corp., 7.00%, 12/1/23, Callable 12/1/18 @ 103.5 (c)	1,000,000	1,072,500
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (c)	670,000	685,075
		1,757,575
Materials (1.4%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44 (c)	330,000	353,100
Ardagh Pkg Finance/Holdings USA, 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (c)	660,000	667,425
		1,020,525
Telecommunication Services (4.8%):
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (c)	1,000,000	1,060,000
Sprint Corp., 7.13%, 6/15/24	1,250,000	1,334,375
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (c)	1,000,000	1,095,000
		3,489,375
Utilities (0.9%):
GenOn Escrow Corp., 9.50%, 10/15/18	1,000,000	657,500
Total Corporate Bonds (Cost $58,421,547)		59,135,607

Collateral for Securities Loaned (5.9%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.61%(e)	3,385,383	3,385,383
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.58%(e)	931,277	931,277
Total Collateral for Securities Loaned (Cost $4,316,660)		4,316,660

Total Investments (Cost $74,058,675) — 102.3%		74,791,579
Liabilities in excess of other assets — (2.3)%		(1,694,697)
NET ASSETS - 100.00%		$73,096,882

(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $35,309,421 and amounted to 48.3% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Tax-Exempt Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.2%)
California (9.4%):
California Various Purpose General Obligation Bonds
6.00%, 3/1/33, Continuously Callable @ 100	$2,000,000	$2,259,180
6.50%, 4/1/33, Continuously Callable @ 100	2,000,000	2,212,300
6.00%, 4/1/35, Continuously Callable @ 100	2,000,000	2,188,520
6.00%, 11/1/35, Continuously Callable @ 100	1,000,000	1,121,210
Golden State Tobacco Securitization Corp. California Tobacco Settlement, Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	2,500,000	2,500,100
		10,281,310
Connecticut (4.3%):
Connecticut Health & Educational Facilities Authority Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.00%, 12/1/41, Continuously Callable @ 100	3,185,000	3,522,164
Hartford Stadium Authority Lease Revenue Bonds, Series 2015A, 5.00%, 2/1/36, Continuously Callable @ 100	1,250,000	1,138,925
		4,661,089
District of Columbia (1.5%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @ 100	1,500,000	1,667,730

Florida (3.6%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Jackson Health System, Series 2015A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,227,680
Palm Beach County Water & Sewer Revenue Bonds, FPL Reclaimed Water Project, 5.25%, 10/1/33, Continuously Callable @ 100	1,500,000	1,638,840
		3,866,520
Georgia (1.5%):
Carrollton Payroll Development Authority Refunding Revenue Anticipation Certificates, UWG Athletic Complex, LLC Project, Series 2014, 5.00%, 6/15/37, AGC, Continuously Callable @ 100	1,500,000	1,650,045

Illinois (16.1%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100	3,775,000	3,866,090
Chicago General Obligation Refunding Bonds, Series A, 6.00%, 1/1/38, Continuously Callable @ 100	2,500,000	2,593,025
Chicago Illinois, Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,035,620
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100	2,450,000	2,625,102
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,065,930
Illinois Finance Authority Revenue Bonds, Presence Health Network, Series 2016C, 4.00%, 2/15/41, Continuously Callable @ 100	1,000,000	855,280
Illinois General Obligation Bonds, Series June 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,120,980
Illinois Toll Highway Authority Toll Highway Senior Refunding Revenue Bonds, Series 2010 A-1, 5.25%, 1/1/30, Continuously Callable @ 100	2,000,000	2,205,020
		17,367,047
Indiana (2.0%):
Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc., Series 2009 A, 5.00%, 11/1/25, Continuously Callable @ 100	2,000,000	2,168,560

See notes to schedule of investments.

Security Description	Principal Amount	Value
Kansas (1.5%):
Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, 5.50%, 11/15/29, Continuously Callable @ 100	$1,500,000	$1,638,900

Lousiana (0.8%):
Louisiana Public Facilities Authority Revenue, 5.38%, 5/15/43, Continuously Callable @ 100	870,000	873,315

Massachusetts (2.5%):
Massachusetts College Building Authority Project Revenue Bonds, Series 2009B, 5.00%, 5/1/30, Continuously Callable @ 100	1,500,000	1,659,900
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014-1, 5.00%, 11/1/39, Continuously Callable @ 100	1,000,000	1,118,030
		2,777,930
Michigan (0.6%):
Wayne County Airport Authority Revenue Bonds, Detroit Metropolitan Airport, Series 2015D, 5.00%, 12/1/40, Continuously Callable @ 100	600,000	653,580

Minnesota (0.0%):
Minnesota State, 5.00%, 8/1/22, ETM, Pre-refunded 08/01/17 @ 100	30,000	30,399

Missouri (0.1%):
Missouri Environmental Impact & Energy Resource Authority, Water Pollution Control & Drinking Water Revenue, 5.75%, 1/1/29, Continuously Callable @ 100	130,000	140,287

New Jersey (7.7%):
Essex County New Jersey Import Authority
5.00%, 12/15/23, ETM, Pre-refunded 12/15/17 @ 100	10,000	10,287
5.00%, 12/15/23, AMBAC, Continuously Callable @ 100	1,670,000	1,717,395
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016A, 5.00%, 7/15/29, Continuously Callable @ 100	885,000	914,134
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	3,000,000	3,071,970
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, University Hospital Issue, Series 2015A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100	1,500,000	1,614,135
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,065,940
		8,393,861
New York (10.6%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016B-1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,734,046
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	202,732
New York Liberty Development Corp. Liberty Revenue Refunding Bonds, 7 World Trade Center Project, Series 2012, 5.00%, 9/15/29, Continuously Callable @ 100	2,000,000	2,284,140
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,704,030
Port Authority of New York & New Jersey Consolidated Bonds
5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,238,120
5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,127,530
TSASC, Inc., Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,175,920
		11,466,518

See notes to schedule of investments.

Security Description	Principal Amount	Value
North Carolina (1.8%):
Charlotte Water & Sewer System Revenue Bonds, Series 2009B, 5.00%, 7/1/33, Continuously Callable @ 100	$1,750,000	$1,938,213

Ohio (1.5%):
Ohio Hospital Facilities Revenue, Cleveland Clinic Health System, Series 2009B, 5.50%, 1/1/34, Continuously Callable @ 100	1,500,000	1,607,670

Oklahoma (1.0%):
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project, 5.25%, 11/15/45, Continuously Callable @ 102	1,000,000	1,061,580

Oregon (2.7%):
Oregon Department of Administration Services Lottery Revenue Bonds, Series 2011 A, 5.25%, 4/1/30, Continuously Callable @ 100	1,480,000	1,683,026
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013A, 5.00%, 11/15/38, Continuously Callable @ 100	1,000,000	1,153,420
		2,836,446
Pennsylvania (5.8%):
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, The Chambersburg Hospital Project, Series 2010, 5.30%, 7/1/30, Continuously Callable @ 100	1,000,000	1,091,120
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, University of Pittsburgh Medical Center, Series 2010E, 5.00%, 5/15/31, Continuously Callable @ 100	1,000,000	1,082,470
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @ 100	2,000,000	2,188,620
Philadelphia School District, General Obligation Bonds, Series 2016F, 5.00%, 9/1/37, Continuously Callable @ 100	1,815,000	1,915,242
		6,277,452
Rhode Island (1.1%):
Rhode Island & Providence Plantations General Obligations Bonds, Series 2011 A, 5.50%, 8/1/31, Continuously Callable @ 100	1,000,000	1,160,400

Tennessee (1.5%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,608,120

Texas (12.7%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100	2,000,000	2,235,260
Dallas Fort Worth Texas International Airport Revenue, Series A, 5.00%, 11/1/38, Continuously Callable @ 100	1,000,000	1,065,150
Lower Colorado River Authority Refunding Revenue Bonds, Series 2013, 5.50%, 5/15/32, Continuously Callable @ 100	1,000,000	1,165,310
North Texas Tollway Authority Current Interest Bonds, Series 2011A, 5.50%, 9/1/36, Continuously Callable @ 100	1,500,000	1,731,960
North Texas Tollway Authority Revenue Bonds, Series 2015C, 6.00%, 1/1/25, Continuously Callable @ 100	2,250,000	2,425,095
Round Rock Independent School District, 5.25%, 8/1/34, Continuously Callable @ 100	1,500,000	1,579,230
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC - North Tarrant Express Managed Lanes Project, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100	3,130,000	3,487,509
		13,689,514

See notes to schedule of investments.

Security Description	Principal Amount	Value
Vermont (0.9%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	$1,000,000	$1,025,130

Washington (4.5%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,631,245
Washington Motor Vehicle Fuel Tax General Obligation Bonds, SR520 Corridor Program - Toll Revenue, Series 2012C, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,255,100
		4,886,345
Wisconsin (2.5%):
Public Finance Authority Lease Development Revenue Bonds, KU Campus Development Corp. - Central District Development Project, Series 2016, 5.00%, 3/1/41, Continuously Callable @ 100	2,500,000	2,742,600
Total Municipal Bonds (Cost $102,476,169)		106,470,561

Total Investments (Cost $102,476,169) — 98.2%		106,470,561
Other assets in excess of liabilities — 1.8%		1,905,276
NET ASSETS - 100.00%		$108,375,837

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

ETM—Escrowed to Maturity

LLC—Limited Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
High Income Municipal Bond Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.5%)
Arizona (1.1%):
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village of Tempe, Series 2012 A, 6.25%, 12/1/42, Continuously Callable @ 100	$1,000,000	$1,042,000

California (4.3%):
California Municipal Finance Authority Revenue Bonds, Emerson College Issue, Series 2011, 5.75%, 1/1/33, Continuously Callable @ 100	1,300,000	1,471,496
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @ 100	30,000	30,142
Golden State Tobacco Securitization Corp. California Tobacco Settlement, Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	2,500,000	2,500,100
		4,001,738
Colorado (4.8%):
Mountain Shadows Metropolitan District Limited Tax General Obligation Refunding & Improvement Bonds, 5.00%, 12/1/46, Continuously Callable @ 100	1,500,000	1,432,980
Regional Transportation District, Denver Transit Partners Eagle P3 Project
Series 2010, 6.00%, 1/15/26, Continuously Callable @ 100	670,000	744,223
Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100	2,000,000	2,214,240
		4,391,443
Delaware (1.2%):
Delaware Economic Development Authority Revenue Refunding Bonds, Newark Charter School, Inc. Project
Series 2016A, 5.00%, 9/1/36, Continuously Callable @ 100	500,000	524,455
Series 2016A, 5.00%, 9/1/46, Continuously Callable @ 100	545,000	565,263
		1,089,718
District of Columbia (1.9%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33	1,465,000	1,718,562

Florida (13.8%):
Highland County Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt, Series 2008B, 6.00%, 11/15/37, Continuously Callable @ 100	1,600,000	1,756,848
Miami-Dade County Health Facilities Authority Hospital Revenue Refunding Bonds, Miami Children’s Hospital Project
Series 2010A, 6.13%, 8/1/42, Continuously Callable @ 100	1,895,000	2,113,891
Series 2011, 5.88%, 8/1/42, Callable 0 @ —, ETM, Pre-refunded 08/01/21 @ 100	975,000	1,089,884
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @ 100	1,500,000	1,546,095
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,445,000	1,613,892
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100	1,965,000	2,169,439
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100	2,025,000	2,235,681
		12,525,730
Illinois (17.0%):
Chicago Board of Education Dedicated Capital Improvements, 6.00%, 4/1/46, Continuously Callable @ 100	2,500,000	2,560,325

See notes to schedule of investments.

Security Description	Principal Amount	Value
Chicago General Obligation Bonds, Series 2012A, 5.00%, 1/1/33, Continuously Callable @ 100	$575,000	$547,843
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	932,660
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	2,500,000	2,593,024
Chicago O’Hare International Airport Revenue Bonds, Series 2011A, 5.75%, 1/1/39, Continuously Callable @ 100	1,500,000	1,688,910
Illinois Finance Authority Revenue & Refunding Bonds, Roosevelt University Project, Series 2009, 6.50%, 4/1/44, Continuously Callable @ 100	755,000	798,737
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100	1,000,000	1,071,760
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,037,820
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,282,363
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Refunding Bonds, Series 2010B2, 5.00%, 6/15/50, Continuously Callable @ 100	3,055,000	3,065,508
		15,578,950
Kentucky (3.6%):
Kentucky Economic Development Finance Authority Hospital Revenue Bonds, Owensboro Medical Health System, Inc.
Series 2010, 6.50%, 3/1/45, Continuously Callable @ 100	1,500,000	1,622,055
Series 2010 B, 6.38%, 3/1/40, Continuously Callable @ 100	1,500,000	1,617,450
		3,239,505
Massachusetts (2.6%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100	630,000	680,986
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100	1,270,000	1,370,190
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100	320,000	343,165
		2,394,341
Michigan (0.7%):
Michigan Housing Development Authority Single-Family Homeownership Revenue Bonds, Series 2010 C, 5.50%, 12/1/28, Continuously Callable @ 100	625,000	649,775

Missouri (2.3%):
Kirkwood Industrial Development Authority, Retirement Community, Revenue Bonds, Series A, 5.25%, 5/15/50, Continuously Callable @ 100	2,000,000	2,053,580

New Jersey (4.8%):
New Jersey Economic Development Authority Revenue Bonds, Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project, 5.88%, 6/1/42, Continuously Callable @ 100	2,000,000	2,140,640
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100	1,000,000	1,023,990
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	1,080,000	1,171,422
		4,336,052
New Mexico (2.4%):
Farmington Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico, San Juan Project, Series 2010 D, 5.90%, 6/1/40, Continuously Callable @ 100	2,000,000	2,188,460

New York (3.7%):
Hempstead Local Development Corp. Revenue Bonds, Molloy College, Series 2009, 5.75%, 7/1/39, Continuously Callable @ 100	1,500,000	1,612,575

See notes to schedule of investments.

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100	$1,500,000	$1,693,455
		3,306,030
Ohio (3.4%):
Bowling Green Student Housing Revenue, CFP I LLC Bowling Green State University Project, Series 2010, 6.00%, 6/1/45, Continuously Callable @ 100	1,500,000	1,574,400
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @ 100	1,500,000	1,518,345
		3,092,745
Oklahoma (5.3%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Inverness Village Community, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100	1,885,000	1,958,666
Tulsa County Industrial Authority Senior Living Community Revenue Bonds, Montereau, Inc. Project
5.25%, 11/15/45, Continuously Callable @ 102	1,000,000	1,061,580
Series 2010 A, 7.25%, 11/1/40, ETM, Pre-refunded 05/01/20 @ 100	1,500,000	1,766,430
		4,786,676
Pennsylvania (5.8%):
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Refunding Revenue Bonds, Series 2010, 6.00%, 1/1/30, Continuously Callable @ 100	1,300,000	1,367,756
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @ 100	150,000	159,932
Dauphin County General Authority Health Systems System Revenue, 6.00%, 6/1/36, Continuously Callable @ 100	230,000	249,309
Northampton County General Purpose Authority Pennsylvania College Revenue Bonds, Moravian College Project, Series 2016, 5.00%, 10/1/40, Continuously Callable @ 100	635,000	676,466
Pennsylvania Turnpike commission Turnpike Revenue Bonds, Series A, 5.63%, 12/1/31, Continuously Callable @ 100	1,235,000	1,398,551
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, Continuously Callable @ 100	1,400,000	1,484,686
		5,336,700
Rhode Island (1.9%):
Rhode Island & Providence Plantations General Obligations Bonds, Series 2011 A, 5.50%, 8/1/31, Continuously Callable @ 100	1,500,000	1,740,600

South Carolina (1.9%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,711,967

South Dakota (1.1%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 10/1/17 @ 100	1,000,000	985,870

Tennessee (1.8%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Tennessee Mountain States Health Alliance, Series 2010A, 5.63%, 7/1/30, Continuously Callable @ 100	1,500,000	1,608,120

Texas (7.5%):
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, LBJ Infrastructure Group IH-635 - Managed Lanes Project, Series 2010, 7.50%, 6/30/33, Continuously Callable @ 100	2,000,000	2,311,600

See notes to schedule of investments.

Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners LLC - North Tarrant Express Managed Lanes Project
Series 2009, 7.50%, 12/31/31, Continuously Callable @ 100	$1,500,000	$1,711,830
Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100	1,500,000	1,671,330
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,140,720
		6,835,480
Utah (1.2%):
Utah Charter School Finance Authority Revenue Bonds, Spectrum Academy, 6.00%, 4/15/45, Continuously Callable @ 100	1,080,000	1,113,955

Vermont (1.1%):
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Champlain College Project, Series 2016A, 5.00%, 10/15/46, Continuously Callable @ 100	1,000,000	1,025,130

Virginia (2.5%):
Alexandria Industrial Development Authority Residential Care Facilities Mortgage Revenue, Goodwin House, Inc., Series 2015, 5.00%, 10/1/50, Continuously Callable @ 100	1,000,000	1,066,920
Virginia Small Business Financing Authority Refunding Revenue Bonds, Hampton University, Series 2014, 5.25%, 10/1/29, Continuously Callable @ 100	1,000,000	1,163,010
		2,229,930
Wisconsin (1.8%):
Public Finance Authority Lease Development Revenue Bonds, KU Campus Development Corp. - Central District Development Project, Series 2016, 5.00%, 3/1/41, Continuously Callable @ 100	1,500,000	1,645,560
Total Municipal Bonds (Cost $86,295,210)		90,628,617

Total Investments (Cost $86,295,210) — 99.5%		90,628,617
Other assets in excess of liabilities — 0.5%		448,878
NET ASSETS - 100.00%		$91,077,495

AMT—Alternative Minimum Tax

ETM—Escrowed to Maturity

LLC—Limited Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Floating Rate Fund	March 31, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Health Care (0.0%):(a)
New Millennium Holdco, Inc.(b)	207,152	$213,988
Total Common Stock (Cost $899,152)		213,988

Convertible Corporate Bonds (0.6%)
Energy (0.6%):
Comstock Resources, Inc., 8.51%, 4/1/19, Callable 5/8/17 @ 100	$6,000,000	5,077,500
Total Convertible Corporate Bond (Cost $3,309,949)		5,077,500

Senior Secured Loans (80.7%)
Admi Corp., Term Loan B, 5.28%, 4/30/22, Callable 9/10/17 @ 100(c)	10,835,000	10,923,088
ADS Waste Holdings, Inc., Term Loan B2, 3.70%, 10/9/19(c)	8,537,499	8,581,979
Air Canada, Term Loan B, 3.76%, 9/21/23(c)	8,800,000	8,838,544
Albertsons Companies, Inc., Term Loan B5, 4.40%, 12/22/22, Callable 6/23/17 @ 100(c)	6,965,044	7,006,416
American Airlines, Inc., Term Loan B, 2.98%, 6/27/20(c)	8,416,093	8,400,860
Amwins Group LLC, Term Loan B, 3.75%, 1/19/24(c)	8,000,000	8,000,000
Apex Tool Group LLC, Term Loan B, 4.50%, 2/1/20, Callable 5/6/17 @ 100(c)	7,465,146	7,306,512
Aspen Merger Sub, Inc./Outerwall, Inc., 1st Lien Term Loan, 5.25%, 9/27/23, Callable 5/6/17 @ 100(c)	4,189,500	4,223,016
Aspen Merger Sub, Inc./Outerwall, Inc., 2nd Lien Term Loan, 9.75%, 9/26/24, Callable 9/27/17 @ 101(c)	4,800,000	4,824,000
Asurion LLC, Term Loan B4, 4.25%, 8/4/22, Callable 7/18/17 @ 100(c)	6,329,375	6,356,275
Avolon Holdings Ltd. Term Loan B2, 1/20/22(c)	5,000,000	5,064,600
Axalta Coating Systems Ltd., Term Loan B1, 3.50%, 2/1/20, Callable 6/15/17 @ 100(c)	8,703,114	8,770,824
Bass Pro Group LLC, Term Loan B, 5.97%, 12/16/23(c)	14,500,000	13,947,260
Berry Plastics Corp., Term Loan K, 3.02%, 2/8/20, Callable 8/10/17 @ 100(c)	7,676,075	7,718,063
BJ’s Wholesale Club, Inc. Term Loan B, 4.75%, 1/27/24(c)	9,000,000	8,784,630
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 2/3/25(c)	8,000,000	7,792,000
Blount International, Inc., USD Term Loan, 7.25%, 4/12/23, Callable 5/6/17 @ 100(c)	8,462,487	8,504,800
Boyd Gaming Corp. Term Loan B, 9/15/23(c)	3,000,000	3,014,520
BRP, Inc., Term Loan B, 4.04%, 6/30/23, Callable 5/6/17 @ 100(c)	11,991,299	12,038,785
Casa Systems, Inc., Term Loan B, 5.00%, 12/15/23(c)	9,000,000	9,022,500
Change Healthcare LLC, Term Loan B, 2/3/24(c)	8,000,000	8,010,000
Charter Communications Operating LLC, Term Loan F, 2.79%, 1/3/21(c)	5,113,943	5,124,171
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21(c)	10,500,000	11,169,375
Communications Sales & Leasing, Inc. Term Loan B, 4.00%, 10/24/22, Callable 10/21/17 @ 100(c)	10,746,045	10,705,748
Concentra, Inc., Term Loan B, 4.06%, 6/1/22, Callable 5/6/17 @ 100(c)	4,784,007	4,804,961
CPI Holdco LLC, Term Loan, 3/14/24(c)	7,000,000	7,035,000
CSC Holdings LLC, Term Loan B, 3.77%, 10/31/24, Callable 4/11/17 @ 100(c)	6,890,625	6,871,262
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22(c)	7,900,000	7,929,625

See notes to schedule of investments.

Security Description	Principal Amount	Value
Dell, Inc. Term Loan B, 3.35%, 9/7/23, Callable 9/8/17 @ 100(c)	$10,972,500	$11,009,038
Dole Food Co., Inc. Term Loan B, 3/24/24(c)	6,400,000	6,438,400
Dole Food Co., Inc., Term Loan B, 4.55%, 11/1/18, Callable 5/6/17 @ 100(c)	9,919,086	9,922,161
DPx Holdings BV, Term Loan B, 4.25%, 3/11/21, Callable 5/6/17 @ 100(c)	9,579,494	9,579,494
DTI Holdco, Inc., 2016 Term Loan B, 6.29%, 9/30/23, Callable 9/30/17 @ 100(c)	10,279,250	10,137,910
DTI Holdco, Inc., Term Loan B, 4.50%, 10/6/23(c)	5,433,962	5,472,435
Eldorado Resorts, Inc. Term Loan B, 3/16/24(c)	9,500,000	9,476,250
ESH Hospitality, Inc., Term Loan B, 3.28%, 8/30/23, Callable 5/6/17 @ 100(c)	2,294,250	2,304,574
First Data Corp., Term Loan C, 3.78%, 7/10/22, Callable 6/5/17 @ 100(c)	10,668,322	10,746,094
Fly Funding II Sarl, Term Loan B, 3.79%, 8/9/19, Callable 5/6/17 @ 100(c)	9,149,416	9,172,289
Gates Global LLC, Term Loan B, 4.25%, 7/6/21, Callable 5/6/17 @ 100(c)	10,517,183	10,525,072
GCA Merger Sub, Inc., Term Loan B, 5.98%, 3/1/23, Callable 5/6/17 @ 100(c)	4,922,330	4,934,636
Generac Power Systems, Inc., Term Loan B, 3.75%, 5/31/23, Callable 5/2/17 @ 100(c)	8,273,865	8,310,105
Genoa A Qol Healthcare Co. LLC, 9.00%, 10/28/24(c)	3,000,000	3,015,000
Genoa A Qol Healthcare Co. LLC, Term Loan, 4.75%, 10/28/23, Callable 4/28/17 @ 100(c)	5,985,000	6,007,444
Greenway Health LLC Term Loan, 2/16/24(c)	3,000,000	3,018,750
Gulf Finance LLC Term Loan B, 6.25%, 8/25/23, Callable 8/25/17 @ 100(c)	10,980,000	10,934,213
Hertz Corp., Term Loan B1, 3.53%, 6/30/23, Callable 5/6/17 @ 100(c)	2,992,481	2,997,838
Hub International Ltd., Term Loan B, 4.03%, 10/2/20, Callable 5/6/17 @ 100(c)	8,178,656	8,218,404
Infor(US), Inc. Term Loan B6, 3.75%, 2/2/22, Callable 8/6/17 @ 100(c)	3,721,301	3,706,676
Intelsat Jackson Holdings SA Term Loan B2, 3.89%, 6/30/19(c)	5,000,000	4,890,300
KIK Custom Products, Inc., Term Loan B, 5.50%, 8/26/22, Callable 7/26/17 @ 100(c)	7,814,178	7,921,622
Kindred Healthcare, Inc., Term Loan B, 4.31%, 4/9/21, Callable 5/6/17 @ 100(c)	10,504,799	10,500,387
Landry’s, Inc., 2016 Term Loan B, 4.03%, 10/4/23, Callable 4/4/17 @ 100(c)	7,500,000	7,554,900
Leslie’s Poolmart, Inc., Term Loan B, 4.75%, 8/16/23, Callable 8/16/17 @ 100(c)	6,982,500	7,003,448
Manitowoc Foodservice, Inc., Term Loan B, 4.00%, 3/3/23, Callable 9/6/17 @ 100(c)	9,730,769	9,815,913
MKS Instruments, Inc., Term Loan B2, 3.53%, 4/29/23, Callable 6/14/17 @ 100(c)	4,820,035	4,871,272
Monitronics International, Inc., Term Loan B2, 6.50%, 9/30/22, Callable 9/30/17 @ 101(c)	5,236,875	5,282,698
MPH Acquisition Holdings LLC, Term Loan B, 4.90%, 6/7/23, Callable 6/7/17 @ 100(c)	2,762,248	2,795,782
Navistar, Inc. Term Loan B, 5.00%, 8/7/20(c)	6,063,919	6,124,558
nThrive, Inc., Term Loan B, 6.50%, 10/20/22, Callable 4/21/17 @ 101(c)	9,950,000	9,981,144

See notes to schedule of investments.

Security Description	Principal Amount	Value
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21, Callable 5/6/17 @ 100(c)	$6,946,565	$6,903,149
PCI Pharma Services, 2nd Lien Term Loan, 9.75%, 6/24/24(c)	6,800,000	6,698,000
Peabody Energy 1st Lien Term Loan, 3/31/22(c)	8,000,000	7,990,000
Peabody Energy Corp. 1st Lien Term Loan, 3/31/22(c)	3,000,000	2,996,250
PetSmart, Inc., Term Loan B, 4.00%, 3/10/22, Callable 5/6/17 @ 100(c)	3,748,317	3,574,957
Press Ganey Holdings, Inc., 2nd Lien Term Loan, 8.25%, 9/20/24(c)	2,000,000	2,037,500
Press Ganey, 2nd Lien Term Loan, 4.25%, 10/21/23(c)	6,000,000	6,011,280
Prestige Brands Term Loan B4, 3.53%, 1/20/24(c)	4,000,000	4,033,320
Prospect Medical Holdings, Inc., Term Loan B, 7.13%, 6/30/22, Callable 7/1/17 @ 100(c)	9,950,000	10,086,813
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.02%, 11/3/23(c)	8,000,000	8,065,680
Radiate Holdco LLC, Term Loan, 3.78%, 12/9/23(c)	15,000,000	15,058,350
Rexnord LLC, 1st Lien Term Loan B, 3.77%, 4/30/18(c)	9,659,005	9,686,630
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 3.75%, 2/5/23, Callable 8/7/17 @ 100 (c)	9,217,939	9,249,649
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23(c)	9,975,000	10,077,842
Scientific Games International, Inc. Term Loan B3, 4.85%, 10/1/21, Callable 8/14/17 @ 100(c)	7,396,039	7,487,306
Select Medical Corp. Term Loan B, 4.50%, 2/13/24(c)	8,500,000	8,574,375
Sprint Communications Term Loan B, 3.31%, 2/29/24(c)	6,000,000	5,995,740
Station Casinos LLC, Term Loan B, 3.28%, 6/8/23, Callable 7/30/17 @ 100(c)	9,950,000	9,952,488
Tecomet, Inc., 2nd Lien Term Loan, 9.50%, 12/5/22, Callable 12/5/17 @ 100(c)	5,000,000	5,000,000
Tecomet, Inc., Term Loan B, 5.75%, 12/5/21, Callable 5/6/17 @ 100(c)	10,695,556	10,695,556
Tessera Technologies, Inc., 4.06%, 11/7/23(c)	9,400,000	9,476,422
The Nature’s Bounty Co. Term Loan B, 4.50%, 5/5/23, Callable 8/14/17 @ 100(c)	7,960,000	8,003,143
Ti Group Automotive Systems LLC, Term Loan B, 3.53%, 6/30/22, Callable 7/27/17 @ 100(c)	4,962,312	4,966,430
TKC Holdings, Inc. Term Loan, 1/13/24(c)	7,000,000	7,004,410
TransUnion LLC, Term Loan B2, 3.28%, 4/9/21, Callable 7/31/17 @ 100(c)	10,500,167	10,559,283
Tribune Media Co. Term Loan C, 3.78%, 1/27/24, Callable 7/27/17 @ 100(c)	8,517,187	8,559,773
Tribune Media Co., Term Loan B, 3.78%, 12/27/20, Callable 5/6/17 @ 100(c)	681,649	687,191
Univision Communications, Inc. Term Loan C5, 3.75%, 3/1/20, Callable 9/15/17 @ 100(c)	9,910,346	9,844,244
US LBM Holdings LLC, 1st Lien Term Loan, 6.29%, 8/20/22, Callable 5/6/17 @ 100(c)	8,030,999	8,061,115
USI, Inc., Term Loan B, 4.25%, 12/27/19, Callable 5/6/17 @ 100(c)	11,009,924	11,007,943
Virgin Media, Term Loan I, 3.52%, 1/31/25(c)	9,500,000	9,520,805
WMG Acquisition Corp., New Term Loan, 3.75%, 11/1/23, Callable 5/21/17 @ 100(c)	11,814,034	11,847,231
Total Senior Secured Loans (Cost $688,354,766)		693,150,496

See notes to schedule of investments.

Security Description	Principal Amount	Value
Corporate Bonds (19.9%)
Consumer Discretionary (2.4%):
Golden Nugget Escrow, Inc., 8.50%, 12/1/21, Callable 12/1/17 @ 104.25 (d)	$10,000,000	$10,600,000
Ti Group Automotive Systems LLC, 8.75%, 7/15/23, Callable 7/15/18 @ 104.38 (d)	5,000,000	5,304,150
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 5/8/17 @ 103.81	5,000,000	4,975,000
		20,879,150
Consumer Staples (2.5%):
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	8,000,000	7,980,000
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (d)	5,400,000	5,494,500
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (d)	7,890,000	8,304,225
		21,778,725
Energy (3.7%):
Calumet Specialty Products Partners LP, 6.50%, 4/15/21, Callable 5/8/17 @ 103.25	6,000,000	5,077,500
Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106 (d)	4,000,000	4,000,000
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	7,000,000	6,020,000
Noble Holding International, Ltd., 7.75%, 1/15/24, Callable 10/15/23 @ 100	5,500,000	5,280,000
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44	1,600,000	1,640,000
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06	7,269,000	6,741,998
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100	3,000,000	2,970,000
		31,729,498
Health Care (4.2%):
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/15/17 @ 103.31 (d)	6,000,000	5,580,000
Select Medical Corp., 6.38%, 6/1/21, Callable 5/8/17 @ 104.78	6,500,000	6,565,000
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (d)	8,000,000	8,460,000
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (d)	12,805,000	14,613,705
		35,218,705
Industrials (1.9%):
Builders FirstSource, Inc., 4.00%, 7/31/22 (c)	7,794,167	7,784,424
Columbus McKinnon, 4.15%, 1/20/24 (c)	5,000,000	5,040,650
StandardAero Business Aviation Services LLC, 10.00%, 7/15/23, Callable 7/15/18 @ 107.5 (d)	3,000,000	3,217,500
		16,042,574
Materials (0.4%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.29%, 5/15/21, Callable 5/15/17 @ 102 (c)(d)	3,000,000	3,071,250

Telecommunication Services (4.8%):
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (d)	5,000,000	5,300,000
Sprint Corp.
7.88%, 9/15/23	10,000,000	11,075,000
7.63%, 2/15/25, Callable 11/15/24 @ 100	5,000,000	5,462,500
Telesat Canada, 3.85%, 11/17/23 (c)	10,972,500	11,052,051

See notes to schedule of investments.

Security Description	Principal Amount	Value
Windstream Corp., 6.38%, 8/1/23, Callable 2/1/18 @ 103.19	$10,000,000	$8,875,000
		41,764,551
Total Corporate Bonds (Cost $165,506,878)		170,484,453

Total Investments (Cost $858,070,745) — 101.2%		868,926,437
Liabilities in excess of other assets — (1.2)%		(10,459,184)
NET ASSETS - 100.00%		$858,467,253

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $81,925,330 and amounted to 9.5% of net assets.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Strategic Income Fund	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (1.4%)
Dominos Pizza Master Issuer LLC, Series 12-1A, Class A2, 5.22%, 1/25/42(a)	$456,571	$462,521
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)	437,349	437,776
Total Asset Backed Securities (Cost $893,920)		900,297

Collateralized Mortgage Obligations (1.8%)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.77%, 6/11/40(b)	340,563	341,282
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-6D12, Class AM, 6.07%, 2/15/51(b)	450,000	456,502
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 5.94%, 4/17/45(b)	13,926	13,901
Morgan Stanley BAML Trust, Series 2013-C11, Class A2, 3.09%, 8/15/46	331,464	336,481
Total Collateralized Mortgage Obligations (Cost $1,243,012)		1,148,166

Residential Mortgage Backed Securities (4.8%)
Bank of America Funding Corp., Series 04-2, Class 1CB1, 5.75%, 9/20/34	131,647	140,310
Bank of America Mortgage Securities, Inc., Series 03-J, Class 2A2, 3.54%, 11/25/33, Callable 4/25/17 @ 100(b)	156,909	156,669
Bear Stearns Alt-A Trust, Series 03-3, Class 2A, 3.25%, 10/25/33, Callable 4/25/17 @ 100(b)	258,857	257,950
Chase Mortgage Finance Corp., Series 07-A1, Class 9A1, 3.27%, 2/25/37, Callable 1/25/27 @ 100(b)	110,966	110,099
Chase Mortgage Finance Corp., Series 07-A1, Class 2A1, 3.10%, 2/25/37, Callable 1/25/27 @ 100(b)	88,121	88,105
Countrywide Home Loans, Inc., Series 04-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/17 @ 100	169,069	169,436
Credit Suisse First Boston Mortgage Securities Corp., Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 4/25/17 @ 100	3,817	3,845
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR3, Class 2A2B, 1.22%, 6/25/37, Callable 6/25/20 @ 100(b)	306,135	283,754
GSR Mortgage Loan Trust, Series 04-15F, Class 5A1, 5.50%, 1/25/20, Callable 1/25/23 @ 100	33,930	33,324
JPMorgan Mortgage Trust, Series 05-A1, Class 6T1, 3.27%, 2/25/35, Callable 4/25/17 @ 100(b)	61,260	60,292
JPMorgan Mortgage Trust, Series 04-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/24 @ 100	24,915	25,243
MASTR Adjustable Rate Mortgage Trust, Series 04-13, Class 2A1, 3.06%, 4/21/34, Callable 11/21/20 @ 100(b)	110,065	112,876
Morgan Stanley Mortgage Loan Trust, Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100	6,131	6,151
Prime Mortgage Trust, Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/17 @ 100	23,765	23,799
RAAC Series, Series 05-SP1, Class 1A5, 5.00%, 9/25/34, Callable 4/25/17 @ 100	24,824	24,903
Residential Funding Mortgage Securities I, Inc., Series 05-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/17 @ 100	18,769	18,913

See notes to schedule of investments.

Security Description	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 04-5, Class 3A1, 3.21%, 5/25/34, Callable 4/25/17 @ 100(b)	$183,095	$184,931
Structured Asset Securities Corp., Series 04-20, Class 7A1, 5.25%, 11/25/34, Callable 4/25/17 @ 100	76,028	76,858
Structured Asset Securities Corp., Series 04-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/17 @ 100(b)	1,001	1,014
Wells Fargo Mortgage Backed Securities Trust, Series 05-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/17 @ 100	27,379	27,796
Wells Fargo Mortgage Backed Securities Trust, Series 04-Y, Class 3A1, 3.04%, 11/25/34, Callable 4/25/17 @ 100(b)	227,051	228,009
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR12, Class 2A5, 3.11%, 6/25/35, Callable 5/25/17 @ 100(b)	127,269	130,247
Wells Fargo Mortgage Backed Securities Trust, Series 05-6, Class A4, 5.50%, 8/25/35, Callable 4/25/17 @ 100	69,441	71,549
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR3, Class 2A1, 3.10%, 3/25/35, Callable 4/25/17 @ 100(b)	187,176	188,327
Wells Fargo Mortgage Backed Securities Trust, Series 04-EE, Class 2A1, 3.05%, 12/25/34, Callable 4/25/17 @ 100(b)	165,145	166,446
Wells Fargo Mortgage Backed Securities Trust, Series 04-O, Class A1, 2.99%, 8/25/34, Callable 4/25/17 @ 100(b)	116,949	118,697
Wells Fargo Mortgage Backed Securities Trust, Series 04-R, Class 2A1, 3.03%, 9/25/34, Callable 4/25/17 @ 100(b)	135,678	138,768
Wells Fargo Mortgage Backed Securities Trust, Series 04-W, Class A9, 3.00%, 11/25/34, Callable 4/25/17 @ 100(b)	148,340	150,188
Total Residential Mortgage Backed Securities (Cost $2,938,783)		2,998,499

Senior Secured Loans (3.4%)
Bass Pro Group LLC, Term Loan B, 5.97%, 12/16/23(b)	500,000	480,940
Kindred Healthcare, Inc., Term Loan B, 4.31%, 4/9/21, Callable 5/6/17 @ 100(b)	483,819	483,616
Navistar, Inc. Term Loan B, 5.00%, 8/7/20(b)	688,781	695,669
Select Medical Corp. Term Loan B, 4.50%, 2/13/24(b)	500,000	504,375
Total Senior Secured Loans (Cost $2,167,711)		2,164,600

Corporate Bonds (55.2%)
Consumer Discretionary (7.8%):
Boyd Gaming Corp., 6.88%, 5/15/23, Callable 5/15/18 @ 105.16	500,000	538,750
Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 5/8/17 @ 103.19 (a)	500,000	515,000
CSC Holdings LLC, 7.63%, 7/15/18	500,000	530,624
Discovery Communications, Inc., 5.63%, 8/15/19	154,000	166,164
MGM Resorts International, 6.63%, 12/15/21	500,000	553,125
Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31 (a)	500,000	543,749
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 3/15/25, Callable 9/15/19 @ 102.94	500,000	523,750
Sinclair Broadcast Group, Inc., 5.63%, 8/1/24, Callable 8/1/19 @ 102.81 (a)	500,000	506,250
Time Warner, Inc., 4.00%, 1/15/22	500,000	523,321
Univision Communications, Inc., 6.75%, 9/15/22, Callable 9/15/17 @ 103.38 (a)	500,000	524,495
		4,925,228
Energy (11.1%):
Anadarko Petroleum Corp., 6.95%, 6/15/19	250,000	274,923

See notes to schedule of investments.

Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP, 6.50%, 4/15/21, Callable 5/8/17 @ 103.25	$300,000	$253,875
Energy Transfer Partners LP, 6.70%, 7/1/18	1,000,000	1,054,667
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	1,000,000	990,326
Kinder Morgan, Inc., 2.00%, 12/1/17	500,000	500,365
Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100	500,000	480,409
Mplx, LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	1,000,000	1,040,019
Petroleos Mexicanos, 5.50%, 2/4/19	1,000,000	1,050,000
Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	500,000	506,965
Suncor Energy, Inc., 6.10%, 6/1/18	250,000	263,137
Tesoro Logistics LP, 6.13%, 10/15/21, Callable 4/24/17 @ 104.59	500,000	523,125
		6,937,811
Financials (19.3%):
Ally Financial, Inc., 3.75%, 11/18/19	600,000	604,500
Bank of America Corp., 4.25%, 10/22/26	400,000	406,168
BBVA Bancomer SA, 6.01%, 5/17/22, Callable 11/17/17 @ 100 (a)(b)	1,000,000	997,500
CIT Group, Inc., 5.25%, 3/15/18	480,000	492,900
Citigroup, Inc.
4.60%, 3/9/26	750,000	770,192
6.25%, 12/29/49, Callable 8/15/26 @ 100 (b)	500,000	539,375
CNA Financial Corp., 7.35%, 11/15/19	500,000	563,952
Cooperatieve Rabobank UA, 3.95%, 11/9/22	500,000	513,115
Credi Suis GP Fun, Ltd., 3.80%, 6/9/23	500,000	502,047
Credit Suisse AG (New York) Branch, 6.00%, 2/15/18	500,000	517,126
General Motors Financial Co., Inc.
2.63%, 7/10/17	500,000	501,409
3.25%, 5/15/18	500,000	506,868
HBOS PLC, 6.75%, 5/21/18 (a)	500,000	523,609
HSBC USA, Inc., 5.00%, 9/27/20	500,000	538,749
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (a)	1,000,000	940,731
Petroleos Mexicanos, 5.75%, 3/1/18	235,000	242,168
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	500,000	529,461
Standard Chartered PLC, 3.95%, 1/11/23 (a)	500,000	500,267
Svenska Handelsbanken AB, 2.88%, 4/4/17	900,000	900,000
The Goldman Sachs Group, Inc.
5.95%, 1/18/18	500,000	516,336
5.75%, 1/24/22	500,000	562,440
		12,168,913
Health Care (0.8%):
HealthSouth Corp., 5.75%, 11/1/24, Callable 11/1/17 @ 102.88	500,000	503,750

Industrials (2.0%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19	500,000	513,402
Aircastle Ltd., 6.25%, 12/1/19	500,000	538,750
United Rentals North America, Inc., 7.63%, 4/15/22, Callable 5/8/17 @ 103.81	179,000	186,384
		1,238,536
Information Technology (0.4%):
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225,000	243,540

Materials (1.8%):
Anglo American Capital PLC, 2.63%, 9/27/17 (a)	750,000	750,000
FMC Corp., 5.20%, 12/15/19	250,000	267,505
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	90,000	94,790
		1,112,295

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Real Estate (2.4%):
American Tower Corp., 4.50%, 1/15/18	$500,000	$510,669
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/1/21, Callable 5/8/17 @ 104.13	500,000	515,000
SBA Tower Trust, 2.93%, 12/15/42 (a)	500,000	500,247
		1,525,916
Sovereign Bonds (4.7%):
Federal Republic of Brazil
4.88%, 1/22/21	500,000	526,875
2.63%, 1/5/23	500,000	463,750
Republic of Indonesia, 3.70%, 1/8/22 (a)	1,000,000	1,019,715
Republic of Turkey, 4.88%, 10/9/26	1,000,000	962,316
		2,972,656
Telecommunication Services (3.3%):
AT&T, Inc., 6.30%, 1/15/38	1,000,000	1,149,079
Verizon Communications, Inc., 4.52%, 9/15/48	1,000,000	905,969
		2,055,048
Utilities (1.6%):
Calpine Corp., 5.38%, 1/15/23, Callable 10/15/18 @ 102.69 (c)	500,000	504,400
EDP Finance BV, 4.90%, 10/1/19 (a)	462,000	485,100
		989,500
Total Corporate Bonds (Cost $34,309,955)		34,673,193

U.S. Government Mortgage Backed Agencies (0.2%)
Federal National Mortgage Assoc. 3.50%, 7/1/43	128,201	131,677
Total U.S. Government Mortgage Backed Agencies (Cost $131,399)		131,677

U.S. Treasury Obligations (3.1%)
U.S. Treasury Bonds, 2.88%, 11/15/46	2,000,000	1,940,546
Total U.S. Treasury Obligations (Cost $1,951,256)		1,940,546

Exchange-Traded Funds (5.0%)
iShares iBoxx $ High Yield Corporate Bond ETF(d)	36,000	3,160,080
Total Exchange-Traded Funds (Cost $3,004,680)		3,160,080

Collateral for Securities Loaned (5.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	2,862,324	2,862,324
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	787,390	787,390
Total Collateral for Securities Loaned (Cost $3,649,714)		3,649,714

Total Investments (Cost $50,290,430) — 80.7%		50,766,772
Other assets in excess of liabilities — 19.3%		12,124,513
NET ASSETS - 100.00%		$62,891,285

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $8,706,960 and amounted to 13.8% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(c)	All or a portion of this security is on loan.

See notes to schedule of investments.

(d)	All or a portion of this security has been designated as collateral for futures contracts.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ETF—Exchange-Traded Fund

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	50	6/30/17	$5,886,328	$(37,272)

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value

U.S. Bond Future Option	Call	USD	150.00	5/26/2017	(40)	$(102,499)
U.S. Bond Future Option	Call	USD	152.00	5/30/2017	(60)	(96,563)
U.S. Bond Future Option	Put	USD	147.00	5/26/2017	(30)	(21,563)

Total (Premiums Received $176,454)						$(220,625)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	3.46%	$6,000,000	5.00%	$433,901	$409,500	$24,401
						$433,901	$409,500	$24,401

See notes to schedule of investments.

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Small Cap Growth Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Communications Equipment (1.9%):
Lumentum Holdings, Inc.(a)	740,134	$39,486,149

Consumer Discretionary (14.9%):
Bob Evans Farms, Inc.	323,660	20,995,824
Burlington Stores, Inc.(a)	290,358	28,248,930
Dave & Buster’s Entertainment, Inc.(a)	359,710	21,974,685
Five Below, Inc.(a)	413,711	17,917,823
Grand Canyon Education, Inc.(a)	552,454	39,561,231
IMAX Corp.(a)	822,489	27,964,626
LCI Industries	196,587	19,619,383
Lithia Motors, Inc.	257,389	22,045,368
Ollie’s Bargain Outlet Holdings, Inc.(a)	728,296	24,397,916
Planet Fitness, Inc., Class A	864,030	16,649,858
Red Rock Resorts, Inc., Class A	973,580	21,594,004
Steven Madden Ltd.(a)	509,845	19,654,525
The Wendy’s Co.	1,503,420	20,461,546
		301,085,719
Consumer Staples (4.7%):
Hostess Brands, Inc.(a)	1,880,570	29,844,646
Pinnacle Foods, Inc.	548,937	31,766,984
Snyder’s-Lance, Inc.	822,165	33,141,471
		94,753,101
Electronic Equipment, Instruments & Components (1.9%):
Littelfuse, Inc.	134,586	21,521,647
Orbotech Ltd.(a)	476,630	15,371,318
		36,892,965
Energy (1.6%):
Diamondback Energy, Inc.(a)	137,069	14,216,111
Nabors Industries Ltd.	616,040	8,051,643
US Silica Holdings, Inc.	224,052	10,752,255
		33,020,009
Financials (7.5%):
Evercore Partners, Inc., Class A	269,440	20,989,376
Home BancShares, Inc.	643,050	17,407,364
LendingTree, Inc.(a)(b)	229,117	28,719,816
Primerica, Inc.	228,599	18,790,838
Texas Capital Bancshares, Inc.(a)	275,410	22,982,964
Walker & Dunlop, Inc.(a)	517,163	21,560,525
Western Alliance Bancorp(a)	458,135	22,489,847
		152,940,730
Health Care (22.4%):
Amedisys, Inc.(a)	448,495	22,913,610
Amicus Therapeutics, Inc.(a)(b)	2,830,035	20,178,150
AtriCure, Inc.(a)(b)	852,440	16,324,226
Bluebird Bio, Inc.(a)(b)	298,269	27,112,652
Blueprint Medicines Corp.(a)	457,498	18,295,345
Celyad SA, ADR(a)	234,411	6,251,741
Eagle Pharmaceuticals, Inc.(a)(b)	309,520	25,671,589
Five Prime Therapeutics, Inc.(a)	315,112	11,391,299
GW Pharmaceuticals PLC, ADR(a)	169,477	20,496,548
Ignyta, Inc.(a)	1,561,675	13,430,405
Immune Design Corp.(a)(b)	1,130,850	7,689,780

See notes to schedule of investments.

Security Description	Shares	Value
Integra LifeSciences Holdings Corp.(a)	474,994	$20,011,497
Kite Pharma, Inc.(a)(b)	289,317	22,708,491
Ligand Pharmaceuticals, Inc., Class B(a)	199,345	21,098,675
Lion Biotechnologies, Inc.(a)	1,557,965	11,606,839
Loxo Oncology, Inc.(a)	808,973	34,041,584
Nevro Corp.(a)	185,070	17,341,059
NuVasive, Inc.(a)	289,330	21,607,164
NxStage Medical, Inc.(a)	917,066	24,604,881
Sage Therapeutics, Inc.(a)	291,590	20,723,301
Spark Therapeutics, Inc.(a)	244,494	13,041,310
Vital Therapies, Inc.(a)(b)	1,533,793	6,135,172
WellCare Health Plans, Inc.(a)	164,970	23,130,443
Wright Medical Group NV(a)(b)	516,240	16,065,389
Zeltiq Aesthetics, Inc.(a)	238,239	13,248,471
		455,119,621
Industrials (13.8%):
Apogee Enterprises, Inc.	596,635	35,565,412
Beacon Roofing Supply, Inc.(a)	690,300	33,935,148
BWX Technologies, Inc.	398,422	18,964,887
H&E Equipment Services, Inc.	983,740	24,121,305
HEICO Corp., Class A	349,121	26,184,075
Hexcel Corp.	511,174	27,884,542
John Bean Technologies Corp.	122,069	10,735,969
MSC Industrial Direct Co., Inc., Class A	288,330	29,628,791
Ritchie Bros. Auctioneers, Inc.	1,022,468	33,639,197
Spirit Airlines, Inc.(a)	343,226	18,215,004
Welbilt, Inc.(a)	1,266,216	24,855,820
		283,730,150
Internet Software & Services (4.2%):
Cornerstone OnDemand, Inc.(a)	482,918	18,780,681
LogMeIn, Inc.	402,225	39,216,938
Wix.com Ltd.(a)	394,350	26,776,365
		84,773,984
IT Services (8.1%):
Black Knight Financial Services, Inc., Class A(a)(b)	874,657	33,499,363
Euronet Worldwide, Inc.(a)	395,905	33,857,796
Square, Inc., Class A(a)	1,485,710	25,673,069
WEX, Inc.(a)	178,040	18,427,140
WNS Holdings Ltd., ADR(a)	761,347	21,782,138
InterXion Holding NV(a)	756,113	29,911,830
		163,151,336
Materials (2.0%):
Eagle Materials, Inc., Class A	251,920	24,471,509
Ingevity Corp.(a)	213,109	12,967,683
The Chemours Co.	109,260	4,206,510
		41,645,702
Semiconductors & Semiconductor Equipment (5.1%):
Cavium, Inc.(a)	270,658	19,395,352
Monolithic Power Systems, Inc.	303,731	27,973,625
Tower Semiconductor Ltd.(a)(b)	2,515,619	57,985,017
		105,353,994
Software (10.3%):
Fair Isaac Corp.	85,950	11,083,253

See notes to schedule of investments.

Security Description	Shares	Value
RingCentral, Inc., Class A(a)	2,158,598	$61,088,323
The Ultimate Software Group, Inc.(a)	181,828	35,494,644
Proofpoint, Inc.(a)	617,947	45,950,539
Take-Two Interactive Software(a)	952,792	56,471,982
		210,088,741
Total Common Stocks (Cost $1,452,273,450)		2,002,042,201

Collateral for Securities Loaned (4.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	68,334,333	68,334,333
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	18,797,935	18,797,935
Total Collateral for Securities Loaned (Cost $87,132,268)		87,132,268

Total Investments (Cost $1,539,405,718) — 102.7%		2,089,174,469
Liabilities in excess of other assets — (2.7)%		(54,653,634)
NET ASSETS - 100.00%		$2,034,520,835

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Select Growth Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (17.0%):
Brunswick Corp.	119,230	$7,296,876
Dave & Buster’s Entertainment, Inc.(a)	122,096	7,458,845
Dunkin’ Brands Group, Inc.	86,960	4,754,973
Five Below, Inc.(a)	170,680	7,392,151
Hasbro, Inc.	84,871	8,471,823
IMAX Corp.(a)	282,135	9,592,590
Lululemon athletica, Inc.(a)	127,318	6,603,985
Six Flags Entertainment Corp.	160,780	9,564,802
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	17,810	5,079,946
Vail Resorts, Inc.	69,270	13,292,913
Visteon Corp.(a)	69,077	6,766,092
		86,274,996
Consumer Staples (4.8%):
Pinnacle Foods, Inc.	236,920	13,710,561
Snyder’s-Lance, Inc.	266,991	10,762,407
		24,472,968
Electronic Equipment, Instruments & Components (2.8%):
Littelfuse, Inc.	56,271	8,998,296
Trimble Navigation Ltd.(a)	160,390	5,134,084
		14,132,380
Energy (1.6%):
Diamondback Energy, Inc.(a)	77,726	8,061,352

Financials (6.3%):
East West Bancorp, Inc.	155,290	8,014,517
LendingTree, Inc.(a)	89,887	11,267,335
MarketAxess Holdings, Inc.	27,163	5,092,791
Western Alliance Bancorp(a)	159,370	7,823,473
		32,198,116
Health Care (19.5%):
Align Technology, Inc.(a)	70,827	8,124,565
Alkermes PLC(a)	240,460	14,066,910
Eagle Pharmaceuticals, Inc.(a)(b)	200,920	16,664,305
HealthEquity, Inc.(a)	190,190	8,073,566
Hologic, Inc.(a)	135,630	5,771,057
Integra LifeSciences Holdings Corp.(a)	192,170	8,096,122
Ligand Pharmaceuticals, Inc., Class B(a)	126,420	13,380,293
NuVasive, Inc.(a)	94,518	7,058,604
Veeva Systems, Inc.(a)	137,880	7,070,486
West Pharmaceutical Services, Inc.	120,886	9,865,505
		98,171,413
Industrials (16.4%):
Alaska Air Group, Inc.	77,640	7,159,961
Fortune Brands Home & Security, Inc.	127,810	7,777,239
HEICO Corp., Class A	154,828	11,612,100
Herc Holdings, Inc.(a)	132,700	6,487,703
Hexcel Corp.	193,742	10,568,626
JetBlue Airways Corp.(a)	255,690	5,269,771
MSC Industrial Direct Co., Inc., Class A	81,550	8,380,078
Mueller Water Products, Inc., Class A	300,010	3,546,118
Ritchie Bros. Auctioneers, Inc.	382,618	12,588,132

See notes to schedule of investments.

Security Description	Shares	Value
The Middleby Corp.(a)	44,558	$6,079,939
TransUnion(a)	98,050	3,760,218
		83,229,885
Internet Software & Services (5.9%):
GoDaddy, Inc., Class A(a)	268,007	10,157,465
LogMeIn, Inc.	127,950	12,475,125
Yelp, Inc.(a)	216,450	7,088,738
		29,721,328
IT Services (9.4%):
Black Knight Financial Services, Inc., Class A(a)	351,679	13,469,305
Euronet Worldwide, Inc.(a)	153,882	13,159,988
Vantiv, Inc.(a)	99,800	6,399,176
WEX, Inc.(a)	67,840	7,021,440
InterXion Holding NV(a)	183,500	7,259,260
		47,309,169
Materials (3.7%):
Eagle Materials, Inc., Class A	97,140	9,436,180
GCP Applied Technologies, Inc.(a)	276,330	9,022,175
		18,458,355
Real Estate (0.8%):
American Campus Communities, Inc.	86,630	4,122,722

Semiconductors & Semiconductor Equipment (5.8%):
Advanced Energy Industries, Inc.(a)	38,020	2,606,651
Cavium, Inc.(a)	118,280	8,475,945
Inphi Corp.(a)(b)	150,010	7,323,488
Monolithic Power Systems, Inc.	118,135	10,880,234
		29,286,318
Software (4.4%):
Paycom Software, Inc.(a)	171,185	9,844,849
The Ultimate Software Group, Inc.(a)	64,334	12,558,640
		22,403,489
Total Common Stocks (Cost $369,371,232)		497,842,491

Collateral for Securities Loaned (3.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	13,433,311	13,433,311
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	3,695,339	3,695,339
Total Collateral for Securities Loaned (Cost $17,128,650)		17,128,650

Total Investments (Cost $386,499,882) — 101.8%		514,971,141
Liabilities in excess of other assets — (1.8)%		(9,294,236)
NET ASSETS - 100.00%		$505,676,905

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017. PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Mid Cap Growth Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (22.6%):
Brunswick Corp.	89,970	$5,506,164
Burlington Stores, Inc.(a)	79,030	7,688,829
Delphi Automotive PLC	81,480	6,558,325
Dollar Tree, Inc.(a)	85,840	6,735,006
Dunkin’ Brands Group, Inc.	76,410	4,178,099
Hasbro, Inc.	80,640	8,049,485
Hilton Worldwide Holdings, Inc.	143,610	8,395,441
IMAX Corp.(a)	190,550	6,478,700
Lululemon athletica, Inc.(a)	84,064	4,360,400
O’Reilly Automotive, Inc.(a)	29,390	7,930,598
Six Flags Entertainment Corp.	119,750	7,123,928
The Wendy’s Co.	629,770	8,571,169
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	35,130	10,020,129
Vail Resorts, Inc.	47,900	9,192,009
		100,788,282
Consumer Staples (6.4%):
Pinnacle Foods, Inc.	282,831	16,367,430
Post Holdings, Inc.(a)	136,890	11,980,613
		28,348,043
Energy (1.5%):
Concho Resources, Inc.(a)	16,805	2,156,754
Diamondback Energy, Inc.(a)	43,560	4,517,825
		6,674,579
Financials (6.0%):
East West Bancorp, Inc.	115,880	5,980,567
Intercontinental Exchange, Inc.	66,835	4,001,411
SVB Financial Group(a)	23,160	4,309,844
The Progressive Corp.	156,590	6,135,196
Western Alliance Bancorp(a)	121,600	5,969,344
		26,396,362
Health Care (15.8%):
Align Technology, Inc.(a)	57,030	6,541,912
Alkermes PLC(a)	103,880	6,076,980
Bluebird Bio, Inc.(a)	70,110	6,372,999
Edwards Lifesciences Corp.(a)	52,920	4,978,184
Hologic, Inc.(a)	76,660	3,261,883
Illumina, Inc.(a)	49,140	8,385,250
Incyte Pharmaceuticals, Inc.(a)	97,600	13,046,192
Intuitive Surgical, Inc.(a)	7,590	5,817,507
The Cooper Co., Inc.	33,580	6,712,307
WellCare Health Plans, Inc.(a)	31,690	4,443,255
West Pharmaceutical Services, Inc.	56,340	4,597,907
		70,234,376
Industrials (16.3%):
Alaska Air Group, Inc.	67,120	6,189,807
BWX Technologies, Inc.	104,430	4,970,868
Fastenal Co.	197,210	10,156,315
Fortune Brands Home & Security, Inc.	58,710	3,572,504
Hexcel Corp.	166,450	9,079,848
JetBlue Airways Corp.(a)	224,310	4,623,029
Parker-Hannifin Corp.	14,170	2,271,734

See notes to schedule of investments.

Security Description	Shares	Value
Ritchie Bros. Auctioneers, Inc.	341,710	$11,242,259
Roper Technologies, Inc.	30,250	6,246,323
The Middleby Corp.(a)	38,000	5,185,100
TransUnion(a)	80,850	3,100,598
United Rentals, Inc.(a)	46,040	5,757,302
		72,395,687
Internet Software & Services (4.9%):
Akamai Technologies, Inc.(a)	108,080	6,452,376
GoDaddy, Inc., Class A(a)	129,750	4,917,525
LogMeIn, Inc.	60,180	5,867,550
Yelp, Inc.(a)	140,520	4,602,030
		21,839,481
IT Services (8.0%):
Black Knight Financial Services, Inc., Class A(a)	265,454	10,166,887
Euronet Worldwide, Inc.(a)	132,571	11,337,471
FleetCor Technologies, Inc.(a)	26,550	4,020,467
Global Payments, Inc.	65,400	5,276,472
Vantiv, Inc.(a)	79,530	5,099,464
		35,900,761
Materials (1.8%):
Eagle Materials, Inc., Class A	83,250	8,086,905

Real Estate (2.7%):
American Campus Communities, Inc.	55,550	2,643,625
Equinix, Inc.	23,526	9,419,104
		12,062,729
Semiconductors & Semiconductor Equipment (6.8%):
Lam Research Corp.	58,260	7,478,253
Marvell Technology Group Ltd.	395,880	6,041,129
Microchip Technology, Inc.	100,340	7,403,085
NVIDIA Corp.	45,630	4,970,476
Xilinx, Inc.	68,830	3,984,569
		29,877,512
Software (3.5%):
Activision Blizzard, Inc.	90,030	4,488,896
Electronic Arts, Inc.(a)	64,960	5,815,219
The Ultimate Software Group, Inc.(a)	27,280	5,325,329
		15,629,444
Technology Hardware, Storage & Peripherals (2.1%):
Western Digital Corp.	110,549	9,123,609
Total Common Stocks (Cost $394,444,109)		437,357,770

Total Investments (Cost $394,444,109) — 98.4%		437,357,770
Other assets in excess of liabilities — 1.6%		7,166,763
NET ASSETS - 100.00%		$444,524,533

(a)	Non-income producing security. PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Growth Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (22.0%):
Amazon.com, Inc.(a)	9,210	$8,165,033
Delphi Automotive PLC	47,960	3,860,300
Dollar Tree, Inc.(a)	44,090	3,459,301
Hasbro, Inc.	39,990	3,991,802
Hilton Worldwide Holdings, Inc.	79,920	4,672,123
Las Vegas Sands Corp.	66,580	3,799,721
Netflix, Inc.(a)	19,590	2,895,598
The Home Depot, Inc.	54,025	7,932,491
The Priceline Group, Inc.(a)	4,470	7,956,466
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	18,570	5,296,721
		52,029,556
Consumer Staples (7.7%):
Pinnacle Foods, Inc.	186,660	10,802,015
Post Holdings, Inc.(a)	83,970	7,349,054
		18,151,069
Energy (1.0%):
EOG Resources, Inc.	24,095	2,350,467

Financials (5.7%):
MSCI, Inc.	38,610	3,752,506
The Charles Schwab Corp.	138,230	5,641,166
The Progressive Corp.	104,160	4,080,989
		13,474,661
Health Care (16.1%):
Bluebird Bio, Inc.(a)	33,300	3,026,970
Celgene Corp.(a)	109,060	13,570,335
Edwards Lifesciences Corp.(a)	18,650	1,754,406
Illumina, Inc.(a)	16,870	2,878,697
Incyte Pharmaceuticals, Inc.(a)	52,260	6,985,594
Intuitive Surgical, Inc.(a)	4,480	3,433,785
UnitedHealth Group, Inc.	39,550	6,486,596
		38,136,383
Industrials (11.9%):
Fastenal Co.	129,630	6,675,945
FedEx Corp.	19,030	3,713,705
Lockheed Martin Corp.	8,850	2,368,260
Parker-Hannifin Corp.	18,210	2,919,427
Roper Technologies, Inc.	15,990	3,301,775
Southwest Airlines Co.	88,060	4,734,106
United Rentals, Inc.(a)	36,140	4,519,307
		28,232,525
Internet Software & Services (7.8%):
Alphabet, Inc., Class C(a)	11,211	9,300,197
Facebook, Inc., Class A(a)	64,290	9,132,395
		18,432,592
IT Services (4.5%):
FleetCor Technologies, Inc.(a)	19,180	2,904,427
Visa, Inc., Class A	87,502	7,776,303
		10,680,730

See notes to schedule of investments.

Security Description	Shares	Value
Materials (1.2%):
The Dow Chemical Co.	46,170	$2,933,642

Real Estate (1.8%):
Equinix, Inc.	10,934	4,377,646

Semiconductors & Semiconductor Equipment (9.3%):
Broadcom Ltd.	28,670	6,277,583
Marvell Technology Group Ltd.	146,100	2,229,486
Microchip Technology, Inc.	49,970	3,686,787
NVIDIA Corp.	12,300	1,339,839
Xilinx, Inc.	44,820	2,594,630
Lam Research Corp.	45,490	5,839,096
		21,967,421
Software (1.9%):
Activision Blizzard, Inc.	91,700	4,572,162

Technology Hardware, Storage & Peripherals (8.5%):
Apple, Inc.	97,897	14,063,883
Western Digital Corp.	73,410	6,058,527
		20,122,410
Total Common Stocks (Cost $172,147,749)		235,461,264

Total Investments (Cost $172,147,749) — 99.4%		235,461,264
Other assets in excess of liabilities — 0.6%		1,522,973
NET ASSETS - 100.00%		$236,984,237

(a)	Non-income producing security.

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Science and Technology Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Biotechnology (29.1%):
AC Immune SA(a)(b)	15,000	$155,400
Aimmune Therapeutics, Inc.(a)	34,330	745,991
Alkermes PLC(a)	23,930	1,399,905
Alnylam Pharmaceuticals, Inc.(a)(b)	20,090	1,029,613
Amicus Therapeutics, Inc.(a)(b)	431,430	3,076,095
Ardelyx, Inc.(a)(b)	49,750	629,338
Array BioPharma, Inc.(a)	72,710	650,027
Audentes Therapeutics, Inc.(a)(b)	54,670	931,577
Avexis, Inc.(a)(b)	12,990	987,630
Bluebird Bio, Inc.(a)	35,950	3,267,854
Blueprint Medicines Corp.(a)	39,720	1,588,403
Calithera Biosciences, Inc.(a)	76,540	884,037
Celgene Corp.(a)	38,120	4,743,271
Celyad SA, ADR(a)	20,340	542,468
Chimerix, Inc.(a)	90,620	578,156
Clovis Oncology, Inc.(a)	13,900	885,013
Eagle Pharmaceuticals, Inc.(a)	19,030	1,578,348
Editas Medicine, Inc.(a)(b)	33,180	740,578
Exelixis, Inc.(a)	33,530	726,595
Five Prime Therapeutics, Inc.(a)	19,980	722,277
Ignyta, Inc.(a)	275,110	2,365,946
Immune Design Corp.(a)	152,910	1,039,788
Incyte Pharmaceuticals, Inc.(a)	20,950	2,800,387
Insmed, Inc.(a)	24,400	427,244
Kite Pharma, Inc.(a)	18,480	1,450,495
Ligand Pharmaceuticals, Inc., Class B(a)	13,420	1,420,373
Lion Biotechnologies, Inc.(a)	119,440	889,828
Loxo Oncology, Inc.(a)	63,630	2,677,550
Merus NV(a)	30,640	747,003
Prothena Corp. PLC(a)	7,390	412,288
REGENXBIO, Inc.(a)	35,890	692,677
Sage Therapeutics, Inc.(a)	29,660	2,107,936
Spark Therapeutics, Inc.(a)	24,950	1,330,833
Trillium Therapeutics, Inc.(a)(b)	55,430	342,280
Versartis, Inc.(a)	18,480	394,548
Vital Therapies, Inc.(a)(b)	150,940	603,760
Xencor, Inc.(a)	19,640	469,789
		46,035,301
Communications Equipment (5.9%):
Finisar Corp.(a)	58,930	1,611,146
Lumentum Holdings, Inc.(a)	42,360	2,259,906
Nokia Corp., ADR(b)	297,640	1,613,209
Oclaro, Inc.(a)	393,630	3,865,447
		9,349,708
Consumer Discretionary (5.5%):
Amazon.com, Inc.(a)	8,300	7,358,282
Netflix, Inc.(a)	9,060	1,339,159
		8,697,441
Electronic Equipment, Instruments & Components (2.0%):
II-VI, Inc.(a)	57,730	2,081,167
Orbotech Ltd.(a)	33,620	1,084,245
		3,165,412

See notes to schedule of investments.

Security Description	Shares	Value
Health Care Equipment & Supplies (0.2%):
Zosano Pharma Corp.(a)(b)	200,000	$380,000

Health Care Technology (1.4%):
Veeva Systems, Inc.(a)	42,740	2,191,707

Industrials (0.6%):
Kratos Defense & Security Solutions, Inc.(a)	124,180	966,120

Internet Software & Services (19.1%):
Akamai Technologies, Inc.(a)	36,790	2,196,363
Alphabet, Inc., Class C(a)	3,338	2,769,071
Cornerstone OnDemand, Inc.(a)	89,150	3,467,043
Criteo SA, ADR(a)	33,800	1,689,662
Facebook, Inc., Class A(a)	55,220	7,844,000
GoDaddy, Inc., Class A(a)	50,600	1,917,740
LogMeIn, Inc.	34,644	3,377,790
MuleSoft, Inc., Class A(a)	70,040	1,704,073
Pandora Media, Inc.(a)(b)	65,700	775,917
The Trade Desk, Inc.(a)	46,370	1,727,283
Wix.com Ltd.(a)	16,870	1,145,473
Yelp, Inc.(a)	49,010	1,605,078
		30,219,493
Life Sciences Tools & Services (1.1%):
Illumina, Inc.(a)	10,240	1,747,354

Pharmaceuticals (3.8%):
Aclaris Therapeutics, Inc.(a)(b)	31,930	952,152
Assembly Biosciences, Inc.(a)	17,740	452,193
GW Pharmaceuticals PLC, ADR(a)	15,010	1,815,309
KemPharm, Inc.(a)(b)	100,000	490,000
MyoKardia, Inc.(a)	27,180	357,417
Neuroderm Ltd.(a)	30,450	808,448
Paratek Pharmaceuticals, Inc.(a)	22,960	441,980
Reata Pharmaceuticals, Inc.(a)	14,950	338,618
Revance Therapeutics, Inc.(a)	21,450	446,160
		6,102,277
Semiconductors & Semiconductor Equipment (12.5%):
Advanced Micro Devices, Inc.(a)	78,860	1,147,413
Cavium, Inc.(a)	24,236	1,736,752
Cypress Semiconductor Corp.	116,270	1,599,875
Inphi Corp.(a)	39,320	1,919,601
Marvell Technology Group Ltd.	194,680	2,970,817
MaxLinear, Inc., Class A(a)	46,390	1,301,240
Monolithic Power Systems, Inc.	14,910	1,373,211
NVIDIA Corp.	7,800	849,654
Silicon Laboratories, Inc.(a)	24,480	1,800,504
Tower Semiconductor Ltd.(a)(b)	160,561	3,700,931
Cyberoptics Corp.(a)	45,130	1,171,124
		19,571,122
Software (13.9%):
Activision Blizzard, Inc.	61,340	3,058,412
Take-Two Interactive Software(a)	41,230	2,443,702
Everbridge, Inc.(a)	50,000	1,026,500
HubSpot, Inc.(a)(b)	39,450	2,388,698
Paycom Software, Inc.(a)	41,040	2,360,210

See notes to schedule of investments.

Security Description	Shares	Value
RingCentral, Inc., Class A(a)	121,050	$3,425,715
Splunk, Inc.(a)	25,070	1,561,610
The Ultimate Software Group, Inc.(a)	7,810	1,524,590
Zendesk, Inc.(a)	56,670	1,589,027
Proofpoint, Inc.(a)	35,549	2,643,424
		22,021,888
Technology Hardware, Storage & Peripherals (1.7%):
Western Digital Corp.	31,730	2,618,677

Telecommunication Services (0.4%):
Boingo Wireless, Inc.(a)	53,530	695,355
Total Common Stocks (Cost $110,108,086)		153,761,855

Collateral for Securities Loaned (7.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	9,365,913	9,365,913
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	2,576,448	2,576,448
Total Collateral for Securities Loaned (Cost $11,942,361)		11,942,361

Total Investments (Cost $122,050,447) — 104.8%		165,704,216
Liabilities in excess of other assets — (4.8)%		(7,532,996)
NET ASSETS - 100.00%		$158,171,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Small Cap Equity Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communications Equipment (1.9%):
Lumentum Holdings, Inc.(a)	21,531	$1,148,679

Consumer Discretionary (15.0%):
Bob Evans Farms, Inc.	9,740	631,834
Burlington Stores, Inc.(a)	9,072	882,615
Dave & Buster’s Entertainment, Inc.(a)	10,790	659,161
Five Below, Inc.(a)	12,336	534,272
Grand Canyon Education, Inc.(a)	16,621	1,190,230
IMAX Corp.(a)	26,481	900,354
LCI Industries	5,880	586,824
Lithia Motors, Inc.	7,729	661,989
Ollie’s Bargain Outlet Holdings, Inc.(a)	21,897	733,550
Planet Fitness, Inc., Class A	26,070	502,369
Red Rock Resorts, Inc., Class A	29,202	647,700
Steven Madden Ltd.(a)	15,793	608,820
The Wendy’s Co.	45,320	616,805
		9,156,523
Consumer Staples (4.7%):
Hostess Brands, Inc.(a)	57,130	906,653
Pinnacle Foods, Inc.	16,810	972,795
Snyder’s-Lance, Inc.	24,830	1,000,897
		2,880,345
Electronic Equipment, Instruments & Components (1.9%):
Littelfuse, Inc.	4,247	679,138
Orbotech Ltd.(a)	14,510	467,948
		1,147,086
Energy (1.6%):
Diamondback Energy, Inc.(a)	4,101	425,335
Nabors Industries Ltd.	18,620	243,363
US Silica Holdings, Inc.	6,784	325,564
		994,262
Financials (7.5%):
Evercore Partners, Inc., Class A	8,150	634,885
Home BancShares, Inc.	19,650	531,926
LendingTree, Inc.(a)	6,909	866,043
Primerica, Inc.	6,890	566,358
Texas Capital Bancshares, Inc.(a)	8,380	699,310
Walker & Dunlop, Inc.(a)	15,590	649,947
Western Alliance Bancorp(a)	13,821	678,473
		4,626,942
Health Care (22.5%):
Amedisys, Inc.(a)	13,514	690,430
Amicus Therapeutics, Inc.(a)(b)	86,314	615,419
AtriCure, Inc.(a)	24,492	469,022
Bluebird Bio, Inc.(a)	8,997	817,826
Blueprint Medicines Corp.(a)	13,698	547,783
Celyad SA, ADR(a)	6,666	177,782
Eagle Pharmaceuticals, Inc.(a)	9,350	775,489
Five Prime Therapeutics, Inc.(a)	9,405	339,991
GW Pharmaceuticals PLC, ADR(a)	5,050	610,747
Ignyta, Inc.(a)	47,191	405,843
Immune Design Corp.(a)	33,022	224,550

See notes to schedule of investments.

Security Description	Shares	Value
Integra LifeSciences Holdings Corp.(a)	14,290	$602,038
Kite Pharma, Inc.(a)	8,726	684,904
Ligand Pharmaceuticals, Inc., Class B(a)	6,027	637,898
Lion Biotechnologies, Inc.(a)	44,702	333,030
Loxo Oncology, Inc.(a)	24,596	1,034,999
Nevro Corp.(a)	5,550	520,035
NuVasive, Inc.(a)	8,750	653,450
NxStage Medical, Inc.(a)	27,549	739,139
Sage Therapeutics, Inc.(a)	8,791	624,776
Spark Therapeutics, Inc.(a)	7,325	390,716
Vital Therapies, Inc.(a)	43,547	174,188
WellCare Health Plans, Inc.(a)	4,941	692,778
Wright Medical Group NV(a)	15,460	481,115
Zeltiq Aesthetics, Inc.(a)	7,198	400,281
		13,644,229
Industrials (14.1%):
Apogee Enterprises, Inc.	17,980	1,071,788
Beacon Roofing Supply, Inc.(a)	20,680	1,016,629
BWX Technologies, Inc.	11,940	568,344
H&E Equipment Services, Inc.	29,920	733,638
HEICO Corp., Class A	10,690	801,750
Hexcel Corp.	15,464	843,561
John Bean Technologies Corp.	3,719	327,086
MSC Industrial Direct Co., Inc., Class A	8,610	884,764
Ritchie Bros. Auctioneers, Inc.	31,112	1,023,585
Spirit Airlines, Inc.(a)	10,397	551,769
Welbilt, Inc.(a)	37,880	743,584
		8,566,498
Internet Software & Services (4.2%):
Cornerstone OnDemand, Inc.(a)	14,702	571,761
LogMeIn, Inc.	12,310	1,200,225
Wix.com Ltd.(a)	12,000	814,800
		2,586,786
IT Services (8.0%):
Black Knight Financial Services, Inc., Class A(a)	26,135	1,000,971
Euronet Worldwide, Inc.(a)	11,977	1,024,273
Square, Inc., Class A(a)	44,790	773,971
WEX, Inc.(a)	5,390	557,865
WNS Holdings Ltd., ADR(a)	21,208	606,761
InterXion Holding NV(a)	23,634	934,961
		4,898,802
Materials (2.0%):
Eagle Materials, Inc., Class A	7,620	740,207
Ingevity Corp.(a)	6,389	388,771
The Chemours Co.	3,280	126,280
		1,255,258
Semiconductors & Semiconductor Equipment (5.0%):
Cavium, Inc.(a)	8,732	625,735
Monolithic Power Systems, Inc.	8,728	803,849
Tower Semiconductor Ltd.(a)	72,343	1,667,506
		3,097,090
Software (10.8%):
Fair Isaac Corp.	2,600	335,270

See notes to schedule of investments.

Security Description	Shares	Value
RingCentral, Inc., Class A(a)	67,119	$1,899,467
The Ultimate Software Group, Inc.(a)	5,417	1,057,453
Proofpoint, Inc.(a)	19,967	1,484,746
Take-Two Interactive Software(a)	29,896	1,771,936
		6,548,872
Total Common Stocks (Cost $46,362,030)		60,551,372

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	147,017	147,017
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	40,442	40,442
Total Collateral for Securities Loaned (Cost $187,459)		187,459

Total Investments (Cost $46,549,489) — 99.5%		60,738,831
Other assets in excess of liabilities — 0.5%		321,838
NET ASSETS - 100.00%		$61,060,669

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS International Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.5%)
Australia (5.6%):
Financials (2.7%):
Westpac Banking Corp.	24,575	$656,777

Health Care (1.7%):
CSL Ltd.	4,231	404,996

Materials (0.5%):
BHP Billiton Ltd.	6,019	109,434

Real Estate (0.7%):
Scentre Group	53,899	176,653
		1,347,860
Belgium (1.7%):
Consumer Staples (0.6%):
Anheuser-Busch InBev SA/NV (b)	1,250	136,956

Information Technology (1.1%):
Melexis NV	3,095	267,951
		404,907
China (0.8%):
Information Technology (0.8%):
Tencent Holdings Ltd.	6,600	190,148

Denmark (2.4%):
Consumer Discretionary (1.0%):
Pandora A/S	2,040	225,813

Consumer Staples (1.4%):
Royal Unibrew A/S	8,090	340,733
		566,546
France (8.0%):
Consumer Discretionary (2.4%):
Cie Generale des Etablissements Michelin	1,732	210,449
LVMH Moet Hennessy Louis Vuitton SA	1,672	367,459
		577,908
Energy (1.4%):
Total SA	6,565	331,918

Financials (1.6%):
AXA SA	7,312	188,894
Societe Generale SA	4,093	207,354
		396,248
Information Technology (1.1%):
Cap Gemini SA	2,905	268,123

Materials (1.5%):
Arkema SA	3,646	358,882
		1,933,079
Germany (10.9%):
Consumer Discretionary (1.0%):
Daimler AG, Registered Shares	3,383	249,641

Financials (1.7%):
Allianz SE	2,220	411,652

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Health Care (2.3%):
Bayer AG	4,764	$548,826

Industrials (2.3%):
Siemens AG	4,064	556,603

Information Technology (1.7%):
SAP SE	4,083	400,538

Materials (0.9%):
HeidelbergCement AG	2,349	219,959

Real Estate (1.0%):
Vonovia SE	6,586	232,016
		2,619,235
Hong Kong (3.9%):
Financials (1.2%):
AIA Group Ltd.	25,600	161,590
BOC Hong Kong Holdings Ltd.	30,500	124,667
		286,257
Real Estate (1.1%):
Cheung Kong Property Holdings Ltd.	39,000	263,094

Telecommunication Services (0.9%):
China Mobile Ltd.	20,000	219,956

Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd. (c)	183,000	168,664
		937,971
Ireland (1.5%):
Industrials (1.5%):
Experian PLC	18,154	370,303

Italy (2.9%):
Energy (0.6%):
Eni SpA	8,524	139,553

Health Care (1.3%):
Recordati SpA	9,782	331,191

Utilities (1.0%):
Enel SpA	50,037	235,425
		706,169
Japan (20.9%):
Consumer Discretionary (3.6%):
Nitori Holdings Co. Ltd.	2,000	254,044
Toyota Motor Corp.	11,400	618,879
		872,923
Consumer Staples (0.9%):
Matsumotokiyoshi Holdings Co. Ltd.	4,800	228,699

Financials (3.5%):
Daiwa Securities Group, Inc.	21,000	128,154
Mitsubishi UFJ Financial Group, Inc.	42,600	268,393
Mizuho Financial Group, Inc.	119,500	219,391
Tokio Marine Holdings, Inc.	5,200	219,814
		835,752
Health Care (2.2%):
Hoya Corp.	8,100	391,388

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Shionogi & Co. Ltd.	2,800	$144,975
		536,363
Industrials (5.1%):
Central Japan Railway Co.	1,000	163,369
Fuji Electric Co. Ltd.	50,000	297,809
Hitachi Construction Machinery Co. Ltd.	8,800	220,236
ITOCHU Corp.	21,700	308,984
Sanwa Holdings Corp.	24,100	226,251
		1,216,649
Information Technology (2.4%):
FUJIFILM Holdings Corp.	2,900	113,694
Murata Manufacturing Co. Ltd.	1,600	227,986
Oracle Corp. Japan	4,000	229,358
		571,038
Materials (1.3%):
DIC Corp.	8,500	314,370

Telecommunication Services (1.5%):
Nippon Telegraph & Telephone Corp.	3,500	149,663
SoftBank Group Corp.	2,900	205,691
		355,354
Utilities (0.4%):
Chubu Electric Power Co., Inc.	7,900	106,140
		5,037,288
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal (d)	13,926	116,604
		116,604
Netherlands (2.4%):
Financials (1.2%):
ING Groep NV	20,217	305,335

Industrials (1.2%):
Wolters Kluwer NV	6,819	282,978
		588,313
Singapore (1.4%):
Financials (1.4%):
DBS Group Holdings Ltd.	9,100	126,084
Singapore Exchange Ltd.	37,200	204,815
		330,899
Spain (2.8%):
Financials (1.4%):
Banco Santander SA	53,612	328,145

Telecommunication Services (1.4%):
Telefonica SA	30,344	339,619
		667,764
Sweden (4.1%):
Financials (0.8%):
Swedbank AB, A Shares (b)	8,316	192,479

Industrials (3.3%):
Atlas Copco AB	16,904	537,134

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Intrum Justitia AB	7,157	$267,293
		804,427
		996,906
Switzerland (6.7%):
Consumer Staples (1.9%):
Nestle SA, Registered shares	5,948	456,633

Financials (1.5%):
Swiss Re AG	1,555	139,699
UBS Group AG, Registered Shares	13,879	221,906
		361,605
Health Care (3.3%):
Novartis AG	2,852	211,835
Roche Holding AG	2,313	591,660
		803,495
		1,621,733
United Kingdom (19.0%):
Consumer Discretionary (0.7%):
Next PLC	3,093	167,294

Consumer Staples (5.4%):
British American Tobacco PLC	7,016	465,407
Diageo PLC	14,522	415,772
Unilever PLC	8,249	406,833
		1,288,012
Energy (3.0%):
BP PLC	54,300	312,505
Royal Dutch Shell PLC, Class A	15,754	415,180
		727,685
Financials (3.8%):
Barclays PLC	66,015	186,315
HSBC Holdings PLC	55,778	454,898
Prudential PLC	13,332	281,569
		922,782
Health Care (1.3%):
Smith & Nephew PLC	20,921	318,487

Industrials (1.1%):
RELX PLC	13,578	265,788

Materials (2.9%):
Croda International PLC	5,051	225,573
Rio Tinto PLC	11,560	465,417
		690,990
Real Estate (0.4%):
Land Securities Group PLC	7,406	98,345

Utilities (0.4%):
National Grid PLC	8,476	107,520
		4,586,903
Total Common Stocks (Cost $20,390,082)		23,022,628

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Preferred Stocks (1.3%)
Japan (1.3%):
Consumer Staples (1.3%):
Ito En Ltd.	15,600	$307,368
Total Preferred Stocks (Cost $254,255)		307,368

Exchange-Traded Funds (0.5%)
United States (0.5%):
SPDR Gold Shares	964	114,446
Total Exchange-Traded Funds (Cost $116,516)		114,446

Collateral for Securities Loaned (0.9%)
United States (0.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	171,621	171,621
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	47,211	47,211
Total Collateral for Securities Loaned (Cost $218,832)		218,832

Total Investments (Cost $20,979,685) — 98.2%		23,663,274
Other assets in excess of liabilities — 1.8%		427,139
NET ASSETS - 100.00%		$24,090,413

(a)	All securities, except those traded on exchanges in the United States, were fair valued as of March 31, 2017.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $168,664 and amounted to 0.7% of net assets.

(d)	Non-income producing security.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Global Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.8%)
Australia (1.9%):
Financials (0.8%):
Westpac Banking Corp.	8,518	$227,647

Health Care (0.9%):
CSL Ltd.	2,557	244,759

Materials (0.2%):
BHP Billiton Ltd.	2,501	45,472
		517,878
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	1,943	168,216

Canada (2.8%):
Energy (0.6%):
Canadian Natural Resources Ltd.	5,368	175,771

Financials (0.9%):
Sun Life Financial, Inc.	2,921	106,673
The Bank of Nova Scotia	2,355	137,790
		244,463
Materials (0.3%):
Kinross Gold Corp. (b)	21,214	74,824

Telecommunication Services (1.0%):
TELUS Corp.	8,111	263,332
		758,390
China (1.8%):
Financials (0.9%):
Industrial & Commercial Bank of China Ltd.	369,000	241,461

Information Technology (0.9%):
Tencent Holdings Ltd.	8,800	253,530
		494,991
Denmark (0.8%):
Consumer Discretionary (0.4%):
Pandora A/S	1,076	119,105

Financials (0.4%):
Danske Bank A/S	3,169	108,064
		227,169
France (3.8%):
Consumer Discretionary (1.5%):
Cie Generale des Etablissements Michelin	1,238	150,425
LVMH Moet Hennessy Louis Vuitton SA	1,108	243,507
		393,932
Energy (0.9%):
Total SA	4,925	249,002

Financials (0.5%):
BNP Paribas SA	1,927	128,219

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Materials (0.9%):
Arkema SA	2,491	$245,193
		1,016,346
Germany (1.7%):
Consumer Discretionary (0.5%):
Daimler AG, Registered Shares	1,960	144,633

Financials (0.6%):
Hannover Rueck SE	1,434	165,227

Industrials (0.6%):
Siemens AG	1,070	146,547
		456,407
Hong Kong (2.1%):
Energy (0.5%):
CNOOC Ltd.	115,957	138,610

Financials (0.8%):
BOC Hong Kong Holdings Ltd.	54,500	222,765

Telecommunication Services (0.8%):
China Mobile Ltd.	18,000	197,960
		559,335
India (0.8%):
Financials (0.8%):
Yes Bank Ltd.	9,613	229,126

Indonesia (0.7%):
Telecommunication Services (0.7%):
PT Telekomunikasi Indonesia Persero TBK	646,600	201,030

Ireland (1.1%):
Industrials (1.1%):
Eaton Corp. PLC	3,944	292,448

Italy (1.5%):
Health Care (0.9%):
Recordati SpA	7,059	238,998

Utilities (0.6%):
Enel SpA	33,541	157,811
		396,809
Japan (7.7%):
Consumer Discretionary (1.0%):
Toyota Motor Corp.	5,200	282,295

Financials (0.8%):
Resona Holdings, Inc.	23,496	126,334
T&D Holdings, Inc.	6,600	95,682
		222,016
Health Care (1.8%):
As One Corp.	4,879	211,672
Hoya Corp.	5,500	265,757
		477,429
Industrials (1.8%):
Fuji Electric Co. Ltd.	41,000	244,204

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Hitachi Construction Machinery Co. Ltd.	9,500	$237,754
		481,958
Information Technology (0.7%):
Oracle Corp. Japan	3,300	189,220

Materials (0.6%):
DIC Corp.	4,200	155,336

Telecommunication Services (1.0%):
Nippon Telegraph & Telephone Corp.	4,400	188,149
SoftBank Group Corp.	1,300	92,206
		280,355
		2,088,609
Korea, Republic Of (1.6%):
Consumer Staples (0.7%):
KT&G Corp.	2,016	175,879

Information Technology (0.9%):
Samsung Electronics Co. Ltd.	139	255,863
		431,742
Luxembourg (0.3%):
Materials (0.3%):
ArcelorMittal (b)	11,093	92,905
		92,905
Mexico (0.9%):
Consumer Staples (0.5%):
Gruma SAB de CV, Class B	8,434	119,197

Industrials (0.4%):
Promotora y Operadora de Infraestructura SAB de CV (b)	10,383	112,119
		231,316
Netherlands (1.0%):
Industrials (1.0%):
Wolters Kluwer NV	6,386	265,010

Singapore (0.6%):
Financials (0.6%):
Singapore Exchange Ltd.	27,500	151,409

South Africa (0.8%):
Telecommunication Services (0.8%):
Vodacom Group Ltd.	18,953	214,784

Spain (0.5%):
Financials (0.5%):
Banco Santander SA	24,092	147,461

Sweden (2.1%):
Financials (0.6%):
Swedbank AB, A Shares (c)	6,952	160,908

Industrials (1.5%):
Atlas Copco AB	7,699	244,640

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Nolato AB	5,579	$166,087
		410,727
		571,635
Switzerland (2.0%):
Consumer Staples (0.6%):
Nestle SA, Registered shares	2,096	160,912

Health Care (1.4%):
Roche Holding AG	1,510	386,254
		547,166
Taiwan (1.3%):
Financials (0.8%):
Cathay Financial Holding Co. Ltd.	130,000	208,679

Telecommunication Services (0.5%):
Taiwan Mobile Co. Ltd.	42,000	154,314
		362,993
United Kingdom (7.4%):
Consumer Discretionary (0.5%):
Next PLC	2,602	140,737

Consumer Staples (3.5%):
British American Tobacco PLC	8,169	541,891
Unilever PLC	8,024	395,737
		937,628
Financials (1.4%):
Barclays PLC	57,445	162,128
HSBC Holdings PLC	25,103	204,727
		366,855
Materials (1.4%):
Croda International PLC	3,431	153,225
Rio Tinto PLC	5,831	234,762
		387,987
Utilities (0.6%):
Severn Trent PLC	5,818	173,517
		2,006,724
United States (49.0%):
Consumer Discretionary (7.7%):
Amazon.com, Inc. (b)	260	230,500
CBS Corp., Class B	5,035	349,228
McDonald’s Corp.	3,135	406,327
Ross Stores, Inc.	4,874	321,050
The TJX Cos. Inc.	5,273	416,989
Twenty-First Century Fox, Inc.	11,148	361,084
		2,085,178
Consumer Staples (5.5%):
Colgate-Palmolive Co.	6,901	505,084
Dr Pepper Snapple Group, Inc.	4,616	451,999
PepsiCo, Inc.	4,819	539,053
		1,496,136
Energy (2.8%):
Devon Energy Corp.	5,152	214,941
Exxon Mobil Corp.	4,551	373,228

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Phillips 66	2,237	$177,215
		765,384
Financials (6.7%):
Bank of America Corp.	9,868	232,786
CME Group, Inc.	1,591	189,011
JPMorgan Chase & Co.	5,258	461,863
MetLife, Inc.	2,360	124,655
The Goldman Sachs Group, Inc.	820	188,370
The PNC Financial Services Group, Inc.	2,806	337,394
The Progressive Corp.	6,900	270,342
		1,804,421
Health Care (6.4%):
Aetna, Inc.	592	75,510
Amgen, Inc.	2,768	454,146
Celgene Corp. (b)	2,596	323,020
Eli Lilly & Co.	2,723	229,032
Johnson & Johnson	5,268	656,129
		1,737,837
Industrials (2.1%):
3M Co.	1,768	338,271
Honeywell International, Inc.	1,934	241,499
		579,770
Information Technology (12.9%):
Alphabet, Inc., Class C (b)	192	159,275
Apple, Inc.	5,361	770,161
Cisco Systems, Inc.	10,407	351,757
Facebook, Inc., Class A (b)	3,147	447,031
Mastercard, Inc., Class A	4,070	457,753
Microsoft Corp.	11,682	769,377
Texas Instruments, Inc.	6,543	527,104
		3,482,458
Materials (1.4%):
Quaker Chemical Corp.	1,470	193,540
Westlake Chemical Corp.	2,653	175,231
		368,771
Real Estate (1.1%):
Liberty Property Trust	7,650	294,907

Telecommunication Services (0.8%):
Verizon Communications, Inc.	4,565	222,544

Utilities (1.6%):
MGE Energy, Inc.	6,510	423,150
		13,260,556
Total Common Stocks (Cost $20,740,523)		25,690,455

Preferred Stocks (1.1%)
Brazil (1.1%):
Financials (1.1%):
Itau Unibanco Holding SA	23,510	285,416
Total Preferred Stocks (Cost $223,561)		285,416

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Exchange Traded Funds (1.5%)
United States (1.5%):
iShares MSCI ACWI ETF	6,486	$410,304
Total Exchange Traded Funds (Cost $402,563)		410,304

Collateral for Securities Loaned (0.6%)
United States (0.6%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(d)	124,241	124,241
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(d)	34,177	34,177
Total Collateral for Securities Loaned (Cost $158,418)		158,418

Total Investments (Cost $21,525,065) — 98.0%		26,544,593
Other assets in excess of liabilities — 2.0%		541,288
NET ASSETS - 100.00%		$27,085,881

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sophus Emerging Markets Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.9%)
Argentina (0.5%):
Financials (0.5%):
Grupo Supervielle SA, ADR (b)	47,287	$803,879

Brazil (6.2%):
Consumer Discretionary (0.5%):
Cvc Brasil Operadora E Agencia de Viagens SA	87,700	808,327

Consumer Staples (1.2%):
M Dias Branco SA	29,000	1,181,643
Sao Martinho SA	154,800	853,104
		2,034,747
Energy (1.5%):
Cosan Ltd.	145,097	1,239,128
Petroleo Brasileiro SA, ADR (b)	132,600	1,284,894
		2,524,022
Financials (1.6%):
Banco Bradesco SA, ADR	154,734	1,584,476
FPC Par Corretora de Seguros SA	207,500	1,176,680
		2,761,156
Industrials (0.5%):
EcoRodovias Infraestrutura e Logistica SA	298,800	860,096

Materials (0.5%):
Vale SA, ADR	84,981	807,320

Utilities (0.4%):
Energisa SA	92,940	662,139
		10,457,807
China (21.9%):
Consumer Discretionary (1.2%):
BAIC Motor Corp. Ltd., Class H (c)	759,000	862,701
Tarena International, Inc., ADR (d)	64,477	1,204,430
		2,067,131
Energy (1.7%):
China Petroleum & Chemical Corp., Class H	2,522,000	2,052,876
China Shenhua Energy Co. Ltd.	390,000	907,450
		2,960,326
Financials (6.9%):
Bank of China Ltd.	7,328,000	3,644,174
China Construction Bank Corp.	5,843,857	4,708,562
Ping An Insurance Group Co. of China Ltd.	584,000	3,273,085
		11,625,821
Industrials (1.8%):
China Communications Construction Co. Ltd.	996,000	1,405,936
Weichai Power Co. Ltd.	910,000	1,607,509
		3,013,445
Information Technology (8.9%):
Alibaba Group Holding Ltd., ADR (b)	54,147	5,838,671
Chinasoft International Ltd. (b)	2,130,000	1,226,302
NetEase, Inc., ADR	4,921	1,397,564
Tencent Holdings Ltd.	226,515	6,525,957
		14,988,494

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Anhui Conch Cement Co. Ltd.	377,000	$1,282,227

Utilities (0.6%):
China Resources Gas Group Ltd.	294,000	1,041,299
		36,978,743
Colombia (0.4%):
Financials (0.4%):
Banco Davivienda SA	67,655	704,333

Cyprus (0.6%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	137,787	987,745

Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	61,773	1,053,811

Hong Kong (4.3%):
Consumer Discretionary (1.3%):
Galaxy Entertainment Group Ltd.	229,000	1,254,301
Haier Electronics Group Co. Ltd.	401,000	919,098
		2,173,399
Health Care (1.1%):
CSPC Pharmaceutical Group Ltd.	1,358,000	1,779,181

Materials (0.3%):
Nine Dragons Paper Holdings Ltd.	555,000	597,106

Real Estate (0.4%):
Yuexiu Property Co. Ltd.	3,766,000	639,845

Telecommunication Services (1.2%):
China Mobile Ltd.	187,340	2,060,326
		7,249,857
India (9.2%):
Consumer Discretionary (2.0%):
Apollo Tyres Ltd.	297,667	956,850
Exide Industries Ltd.	291,734	1,008,052
Tata Motors Ltd., ADR	38,292	1,365,110
		3,330,012
Consumer Staples (0.8%):
ITC Ltd.	331,191	1,430,062

Energy (0.5%):
Oil & Natural Gas Corp. Ltd.	279,690	796,971

Financials (2.8%):
Dewan Housing Finance Corp. Ltd.	121,650	687,947
HDFC Bank Ltd., ADR	17,922	1,348,093
Manappuram Finance Ltd.	609,065	920,650
Yes Bank Ltd.	74,070	1,765,456
		4,722,146
Industrials (1.4%):
IRB Infrastructure Developers Ltd.	429,346	1,562,862
Larsen & Toubro Ltd.	32,480	787,878
		2,350,740

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (0.8%):
HCL Technologies Ltd.	100,581	$1,354,975

Materials (0.4%):
Hindustan Zinc Ltd.	145,578	647,796

Utilities (0.5%):
Power Grid Corp. of India Ltd.	271,018	823,639
		15,456,341
Indonesia (2.8%):
Energy (0.5%):
PT United Tractors TBK	421,300	838,766

Financials (1.6%):
PT Bank Rakyat Indonesia Persero TBK	1,824,700	1,777,078
PT Bank Tabungan Negara Persero TBK	5,261,800	896,571
		2,673,649
Telecommunication Services (0.7%):
PT Telekomunikasi Indonesia Persero TBK	3,959,700	1,231,083
		4,743,498
Korea, Republic Of (14.6%):
Consumer Discretionary (0.9%):
Kia Motors Corp.	22,460	744,518
Mando Corp.	3,528	819,167
		1,563,685
Consumer Staples (0.8%):
GS Retail Co. Ltd.	28,369	1,337,416

Energy (0.8%):
SK Innovation Co. Ltd.	9,385	1,398,680

Financials (2.1%):
KB Financial Group, Inc.	41,305	1,810,576
Shinhan Financial Group Co. Ltd.	40,740	1,697,821
		3,508,397
Industrials (1.3%):
Hyundai Engineering & Construction Co. Ltd.	27,812	1,232,338
Hyundai Heavy Industries Co. Ltd. (b)(e)(f)	6,747	995,354
		2,227,692
Information Technology (6.4%):
NAVER Corp.	1,364	1,043,187
Samsung Electronics Co. Ltd.	3,558	6,549,369
SFA Engineering Corp.	21,545	1,395,930
SK Hynix, Inc.	39,560	1,787,126
		10,775,612
Materials (1.6%):
LG Chem Ltd.	3,613	950,167
POSCO, ADR	25,726	1,659,327
		2,609,494
Telecommunication Services (0.7%):
KT Corp., ADR	67,864	1,142,151
		24,563,127
Luxembourg (0.4%):
Materials (0.4%):
Ternium SA, ADR	23,924	624,895

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Malaysia (1.5%):
Consumer Discretionary (0.9%):
Genting Malaysia BHD	1,187,400	$1,462,887

Financials (0.6%):
Ammb Holdings BHD	978,300	1,028,693
		2,491,580
Mexico (2.5%):
Financials (1.4%):
Grupo Financiero Banorte SAB de CV	200,700	1,155,128
Grupo Financiero Santander Mexico, Class B	693,800	1,251,986
		2,407,114
Materials (1.1%):
Grupo Mexico SAB de CV, Series B	314,600	943,993
Industrias Penoles Sab de CV	31,495	810,968
		1,754,961
		4,162,075
Netherlands (0.5%):
Telecommunication Services (0.5%):
Veon Ltd., ADR	45,164	184,269
Vimpelcom Ltd., ADR	159,130	649,251
		833,520
Peru (1.0%):
Financials (1.0%):
Credicorp Ltd.	10,816	1,766,253

Philippines (0.6%):
Consumer Discretionary (0.6%):
Bloomberry Resorts Corp. (b)	6,499,400	1,029,629

Russian Federation (3.7%):
Consumer Staples (0.5%):
X5 Retail Group NV, Registered Shares, GDR (b)	25,407	854,888

Energy (1.1%):
LUKOIL PJSC, ADR	21,866	1,160,210
Rosneft PJSC, GDR	119,895	683,014
		1,843,224
Financials (0.9%):
Sberbank of Russia PJSC, ADR	130,488	1,504,527

Industrials (1.0%):
Aeroflot - Russian Airlines PJSC (b)	560,900	1,679,415

Materials (0.2%):
MMC Norilsk Nickel PJSC, ADR	18,997	298,091
		6,180,145
South Africa (4.4%):
Consumer Discretionary (2.0%):
Naspers Ltd.	20,302	3,502,213

Energy (0.5%):
Exxaro Resources Ltd.	93,687	823,802

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Financials (1.5%):
Barclays Africa Group Ltd.	105,289	$1,096,179
Capitec Bank Holdings Ltd.	24,590	1,397,555
		2,493,734
Materials (0.4%):
Kumba Iron Ore Ltd. (b)	42,407	640,686
		7,460,435
Taiwan (11.2%):
Consumer Discretionary (0.6%):
Gourmet Master Co. Ltd.	106,700	1,009,210

Consumer Staples (0.6%):
TCI Co. Ltd.	172,798	976,494

Financials (1.5%):
Chailease Holding Co. Ltd.	508,000	1,187,109
First Financial Holding Co. Ltd.	2,238,000	1,364,630
		2,551,739
Information Technology (7.7%):
Delta Electronics, Inc.	172,000	921,282
Flexium Interconnect, Inc.	422,000	1,467,543
Largan Precision Co. Ltd.	8,000	1,260,103
Pegatron Corp.	463,000	1,370,752
Realtek Semiconductor Corp.	373,000	1,333,783
Taiwan Semiconductor Manufacturing Co. Ltd.	1,067,998	6,697,575
		13,051,038
Materials (0.8%):
Formosa Plastics Corp.	440,000	1,312,192
		18,900,673
Thailand (2.9%):
Consumer Discretionary (0.5%):
MC Group Public Co. Ltd.	1,414,000	847,694

Energy (0.9%):
PTT PCL	129,000	1,453,075

Financials (0.8%):
Krung Thai Bank PCL	2,310,900	1,372,298

Materials (0.7%):
The Siam Cement PCL	76,700	1,205,454
		4,878,521
Turkey (2.1%):
Consumer Discretionary (0.9%):
Arcelik AS	121,366	757,783
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	326,808	773,427
		1,531,210
Financials (0.7%):
Turkiye Garanti Bankasi AS	514,312	1,255,260

Industrials (0.5%):
Tekfen Holding AS	363,336	865,427
		3,651,897

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
United Arab Emirates (0.4%):
Real Estate (0.4%):
Emaar Properties PJSC	314,502	$625,592

Uruguay (0.6%):
Consumer Discretionary (0.6%):
Arcos Dorados Holdings, Inc. (b)	127,359	1,025,240
Total Common Stocks (Cost $121,714,091)		156,629,596

Preferred Stocks (3.7%)
Brazil (3.7%):
Financials (2.1%):
Itau Unibanco Holding SA	295,654	3,589,295

Industrials (0.5%):
Randon SA Implementos e Participacoes (b)	550,300	852,674

Materials (0.5%):
Suzano Papel e Celulose SA, Class A	193,700	819,950

Utilities (0.6%):
Compania de Saneamento Do Parana	259,800	913,006
		6,174,925
Total Preferred Stocks (Cost $5,287,978)		6,174,925

Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI Emerging Markets ETF	42,492	1,673,760
Total Exchange-Traded Funds (Cost $1,708,217)		1,673,760

Collateral for Securities Loaned (0.6%)
United States (0.6%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(g)	764,486	764,486
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(g)	210,301	210,301
Total Collateral for Securities Loaned (Cost $974,787)		974,787

Total Investments (Cost $129,685,073) — 98.2%		165,453,068
Other assets in excess of liabilities — 1.8%		3,046,960
NET ASSETS - 100.00%		$168,500,028

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Colombia and Mexico were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $862,701 and amounted to 0.5% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.6% of the Fund’s net assets as of March 31, 2017.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 0.6% of the Fund’s net assets.
(g)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

See notes to schedule of investments.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sophus Emerging Markets Small Cap Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.1%)
Argentina (0.7%):
Financials (0.7%):
Grupo Supervielle SA, ADR (b)	10,097	$171,649

Brazil (4.7%):
Consumer Discretionary (0.9%):
Cvc Brasil Operadora E Agencia de Viagens SA	21,500	198,165

Consumer Staples (0.7%):
Sao Martinho SA	30,000	165,330

Energy (0.7%):
Cosan Ltd.	19,183	163,823

Financials (0.9%):
FPC Par Corretora de Seguros SA	37,100	210,385

Industrials (0.9%):
EcoRodovias Infraestrutura e Logistica SA	71,100	204,661

Information Technology (0.6%):
Linx SA	26,000	137,887
		1,080,251
China (11.2%):
Consumer Discretionary (2.3%):
China Yongda Automobiles Services Holdings Ltd.	131,000	122,875
Shenzhou International Group Holdings Ltd.	25,000	157,785
Tarena International, Inc., ADR (c)	12,519	233,855
		514,515
Health Care (1.9%):
Livzon Pharmaceutical Group, Inc.	37,600	221,432
Sihuan Pharmaceutical Holdings Group Ltd.	571,000	216,924
		438,356
Industrials (3.1%):
China Lesso Group Holdings Ltd.	277,000	234,301
Lonking Holdings Ltd.	952,000	288,318
Qingdao Port International Co., Class H (d)	335,000	187,208
		709,827
Information Technology (2.0%):
Chinasoft International Ltd. (b)	466,000	268,290
Sunny Optical Technology Group Co. Ltd.	25,000	182,964
		451,254
Real Estate (0.9%):
Beijing Capital Land Ltd.	478,000	216,064

Utilities (1.0%):
China Resources Gas Group Ltd.	64,000	226,677
		2,556,693
Colombia (0.7%):
Financials (0.7%):
Banco Davivienda SA	14,877	154,879

Cyprus (0.8%):
Industrials (0.8%):
Global Trans, Registered Shares, GDR	26,188	187,732

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Greece (0.8%):
Energy (0.8%):
Motor Oil (Hellas) Corinth Refineries SA	10,498	$179,090

Hong Kong (10.4%):
Consumer Discretionary (2.8%):
Haier Electronics Group Co. Ltd.	62,000	142,105
Man Wah Holdings Ltd.	325,600	258,631
Melco International Development Ltd.	142,000	250,800
		651,536
Health Care (1.9%):
Dawnrays Pharmaceutical Holdings Ltd.	332,000	192,790
Lee’s Pharmaceutical Holdings	249,500	241,033
		433,823
Industrials (1.0%):
Sinotruk Hong Kong Ltd.	320,000	240,283

Information Technology (0.9%):
Tongda Group Holdings Ltd.	560,000	197,690

Materials (1.8%):
China Resources Cement Holdings Ltd.	306,000	171,397
Lee & Man Paper Manufacturing Ltd.	300,000	229,465
		400,862
Real Estate (2.0%):
K Wah International Holdings Ltd.	349,000	231,868
Yuexiu Property Co. Ltd.	1,338,000	227,327
		459,195
		2,383,389
India (11.5%):
Consumer Discretionary (3.0%):
Apollo Tyres Ltd.	84,250	270,822
Exide Industries Ltd.	81,710	282,339
Minda Industries Ltd.	20,362	139,385
		692,546
Financials (2.6%):
Dewan Housing Finance Corp. Ltd.	46,121	260,820
Manappuram Finance Ltd.	121,320	183,385
Yes Bank Ltd.	5,940	141,580
		585,785
Health Care (1.1%):
Jubilant Life Sciences Ltd.	19,857	244,677

Industrials (1.2%):
IRB Infrastructure Developers Ltd.	76,685	279,141

Information Technology (0.5%):
TAKE Solutions Ltd.	53,825	104,598

Materials (1.8%):
MOIL Ltd.	34,652	167,470
UPL Ltd.	22,347	250,207
		417,677
Utilities (1.3%):
CESC Ltd.	23,338	302,331
		2,626,755

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Indonesia (4.6%):
Consumer Discretionary (0.7%):
PT Sri Rejeki Isman TBK	5,904,000	$155,074

Consumer Staples (0.8%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	1,633,600	179,639

Energy (1.1%):
PT Indo Tambangraya Megah TBK	164,500	249,429

Financials (1.2%):
PT Bank Tabungan Negara Persero TBK	1,564,300	266,545

Real Estate (0.8%):
PT Puradelta Lestari TBK	11,367,200	194,508
		1,045,195
Korea, Republic Of (14.9%):
Consumer Discretionary (1.8%):
Mando Corp.	1,192	276,771
Woongjin Thinkbig Co. Ltd. (b)	15,618	126,072
		402,843
Consumer Staples (0.9%):
GS Retail Co. Ltd.	4,526	213,372

Financials (1.6%):
DGB Financial Group, Inc.	17,014	164,971
KIWOOM Securities Co. Ltd.	2,750	200,277
		365,248
Health Care (3.1%):
Daewon Pharmaceutical Co. Ltd.	10,859	198,153
Huvitz Co. Ltd.	14,267	153,110
Interojo Co. Ltd.	6,562	221,199
Rayence Co. Ltd.	9,084	150,360
		722,822
Industrials (1.7%):
Hyundai Engineering & Construction Co. Ltd.	5,562	246,450
Kyung Dong Navien Co. Ltd.	4,626	134,436
		380,886
Information Technology (3.6%):
AfreecaTV Co. Ltd.	7,516	141,580
DuzonBizon Co. Ltd.	11,635	257,603
SFA Engineering Corp.	4,123	267,135
Viatron Technologies, Inc.	8,507	151,929
		818,247
Materials (2.2%):
Hansol Paper Co. Ltd.	9,352	159,338
Korea Petrochemical Ind Co. Ltd.	1,052	230,587
SK Materials Co. Ltd.	787	114,410
		504,335
		3,407,753
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	5,619	146,768

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Malaysia (4.4%):
Consumer Discretionary (1.1%):
Genting Malaysia BHD	193,900	$238,887

Financials (0.7%):
Ammb Holdings BHD	148,500	156,149

Industrials (1.8%):
Econpile Holdings BHD	450,100	228,067
Tiong NAM Logistics Holdings	499,600	192,001
		420,068
Real Estate (0.8%):
Uoa Development Berhad	302,200	184,198
		999,302
Mexico (0.5%):
Materials (0.5%):
Industrias Penoles Sab de CV	4,200	108,146

Philippines (2.2%):
Consumer Discretionary (1.2%):
Bloomberry Resorts Corp. (b)	1,722,400	272,861

Financials (0.5%):
East West Banking Corp.	260,100	106,790

Utilities (0.5%):
First Gen Corp.	286,300	119,545
		499,196
Poland (0.6%):
Industrials (0.6%):
Budimex SA	2,288	141,312

Russian Federation (1.4%):
Industrials (1.4%):
Aeroflot - Russian Airlines PJSC (b)	109,000	326,362

Singapore (1.7%):
Consumer Discretionary (0.8%):
Duty Free International Ltd.	626,100	174,686

Information Technology (0.9%):
IGG, Inc. (c)	155,000	215,157
		389,843
South Africa (3.5%):
Energy (0.8%):
Exxaro Resources Ltd.	21,293	187,232

Financials (0.3%):
Capitec Bank Holdings Ltd.	1,412	80,250

Industrials (1.1%):
KAP Industrial Holdings Ltd.	364,463	242,894

Materials (1.3%):
African Rainbow Minerals Ltd.	24,276	171,808
Sappi Ltd.	17,162	116,389
		288,197
		798,573

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Taiwan (13.8%):
Consumer Discretionary (1.0%):
Gourmet Master Co. Ltd.	23,100	$218,488
Hota Industrial Manufacturing Co. Ltd.	2,617	10,958
		229,446
Consumer Staples (1.0%):
TCI Co. Ltd.	41,436	234,158

Financials (1.7%):
Chailease Holding Co. Ltd.	58,000	135,536
King’s Town Bank Co. Ltd.	245,000	243,507
		379,043
Industrials (1.4%):
Kerry TJ Logistics Co. Ltd.	124,000	175,140
Sinmag Equipment Corp.	31,066	142,425
		317,565
Information Technology (6.9%):
Chin-Poon Industrial Co. Ltd.	116,000	235,909
Chroma ATE, Inc.	82,000	248,396
Flexium Interconnect, Inc.	76,000	264,297
Merry Electronics Co. Ltd.	51,000	274,015
Powertech Technology, Inc.	58,000	168,797
Realtek Semiconductor Corp.	59,000	210,974
Sinbon Electronics Co. Ltd.	72,099	177,063
		1,579,451
Materials (1.8%):
Grand Pacific Petrochemical	310,000	215,524
YC INOX Co. Ltd.	238,900	200,441
		415,965
		3,155,628
Thailand (3.5%):
Consumer Discretionary (0.8%):
MC Group Public Co. Ltd.	294,300	176,433

Consumer Staples (1.1%):
GFPT PCL	445,100	238,511

Energy (0.8%):
The Bangchak Petroleum PCL	198,400	190,601

Health Care (0.8%):
Bangkok Chain Hospital PCL	503,300	190,430
		795,975
Turkey (2.6%):
Consumer Discretionary (1.9%):
Arcelik AS	28,863	180,214
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)(c)	106,185	251,299
		431,513
Industrials (0.7%):
Tekfen Holding AS	74,165	176,653
		608,166
Uruguay (1.0%):
Consumer Discretionary (1.0%):
Arcos Dorados Holdings, Inc. (b)	28,587	230,125
Total Common Stocks (Cost $19,065,649)		21,992,782

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Preferred Stocks (1.8%)
Brazil (1.8%):
Industrials (0.5%):
Randon SA Implementos e Participacoes (b)	82,700	$128,141

Materials (0.6%):
Suzano Papel e Celulose SA, Class A	32,500	137,575

Utilities (0.7%):
Compania de Saneamento Do Parana	43,500	152,871
		418,587
Total Preferred Stocks (Cost $451,506)		418,587

Collateral for Securities Loaned (1.5%)
United States (1.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	261,345	261,345
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	71,893	71,893
Total Collateral for Securities Loaned (Cost $333,238)		333,238

Total Investments (Cost $19,850,393) — 99.4%		22,744,607
Other assets in excess of liabilities — 0.6%		143,047
NET ASSETS - 100.00%		$22,887,654

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Colombia and Mexico were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $187,208 and amounted to 0.8% of net assets.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Sophus China Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.1%)
China (74.2%):
Consumer Discretionary (5.9%):
BAIC Motor Corp. Ltd., Class H (b)	183,000	$208,003
China Yongda Automobiles Services Holdings Ltd.	141,500	132,724
New Oriental Education & Technology Group, Inc., ADR (c)	4,683	282,760
Shenzhou International Group Holdings Ltd.	31,000	195,653
Tarena International, Inc., ADR (d)	15,240	284,683
		1,103,823
Consumer Staples (1.3%):
Kweichow Moutai Co. Ltd.	4,347	243,785

Energy (4.6%):
China Petroleum & Chemical Corp., Class H	779,200	634,259
China Shenhua Energy Co. Ltd.	98,000	228,026
		862,285
Financials (23.0%):
Bank of China Ltd.	1,511,000	751,412
China CITIC Bank Corp. Ltd.	503,000	333,743
China Construction Bank Corp.	1,082,000	871,798
China Merchants Bank Co. Ltd., Class H	223,500	591,479
Industrial & Commercial Bank of China Ltd.	1,023,000	669,415
PICC Property & Casualty Co. Ltd., Class H	148,000	228,434
Ping An Insurance Group Co. of China Ltd.	151,000	846,294
		4,292,575
Health Care (1.7%):
Sihuan Pharmaceutical Holdings Group Ltd.	395,000	150,061
Sinopharm Group Co. Ltd.	37,200	172,705
		322,766
Industrials (6.0%):
China Communications Construction Co. Ltd.	245,000	345,838
China Lesso Group Holdings Ltd.	240,000	203,004
Lonking Holdings Ltd.	646,000	195,644
Scud Group Ltd. (c)(e)(f)	1,650,000	65,819
Weichai Power Co. Ltd.	178,000	314,436
		1,124,741
Information Technology (29.6%):
AAC Technologies Holdings, Inc.	26,500	310,298
Alibaba Group Holding Ltd., ADR (c)	16,969	1,829,767
Baidu, Inc., ADR (c)	1,400	241,528
Chinasoft International Ltd. (c)	356,000	204,959
NetEase, Inc., ADR	1,930	548,120
Sunny Optical Technology Group Co. Ltd.	43,000	314,698
Tencent Holdings Ltd.	64,855	1,868,490
Weibo Corp., ADR (c)(d)	3,894	203,189
		5,521,049
Materials (0.6%):
Angang Steel Co. Ltd. (c)	156,000	111,094

Utilities (1.5%):
China Resources Gas Group Ltd.	80,000	283,347
		13,865,465
Hong Kong (21.0%):
Consumer Discretionary (4.1%):
Galaxy Entertainment Group Ltd.	57,000	312,206

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Haier Electronics Group Co. Ltd.	92,000	$210,865
Man Wah Holdings Ltd.	164,400	130,586
Melco International Development Ltd.	68,000	120,102
		773,759
Energy (2.5%):
CNOOC Ltd.	392,000	468,578

Financials (1.0%):
China Taiping Insurance Holdings Co. Ltd. (c)	75,838	183,786

Health Care (2.1%):
CSPC Pharmaceutical Group Ltd.	302,000	395,665

Information Technology (1.0%):
Tongda Group Holdings Ltd.	550,000	194,160

Materials (2.2%):
China Resources Cement Holdings Ltd.	346,000	193,802
Nine Dragons Paper Holdings Ltd.	202,000	217,325
		411,127
Real Estate (3.1%):
China Overseas Land & Investment Ltd., Class H	38,000	108,605
China Resources Land Ltd.	114,000	308,338
Yuexiu Property Co. Ltd.	906,000	153,930
		570,873
Telecommunication Services (5.0%):
China Mobile Ltd.	84,000	923,814
		3,921,762
Singapore (0.9%):
Information Technology (0.9%):
IGG, Inc. (d)	121,000	167,962

Taiwan (3.0%):
Consumer Discretionary (0.9%):
Gourmet Master Co. Ltd.	16,800	158,901
Hota Industrial Manufacturing Co. Ltd.	1,851	7,750
		166,651
Consumer Staples (1.2%):
TCI Co. Ltd.	40,914	231,208

Information Technology (0.9%):
Largan Precision Co. Ltd.	1,000	157,513
		555,372
Total Common Stocks (Cost $14,249,117)		18,510,561

Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares MSCI China ETF	1,486	74,196
Total Exchange-Traded Funds (Cost $66,328)		74,196

Collateral for Securities Loaned (1.7%)
United States (1.7%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(g)	247,764	247,764

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(g)	68,157	$68,157
Total Collateral for Securities Loaned (Cost $315,921)		315,921

Total Investments (Cost $14,631,366) — 101.2%		18,900,678
Liabilities in excess of other assets — (1.2)%		(220,086)
NET ASSETS - 100.00%		$18,680,592

(a)	All securities, except those traded on exchanges in the United States (including ADRs), were fair valued as of March 31, 2017.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $208,003 and amounted to 1.1% of net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.4% of the Fund’s net assets as of March 31, 2017.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 0.4% of the Fund’s net assets.
(g)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Partners Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Banks (18.0%):
Associated Banc-Corp.	1,023,277	$24,967,958
Boston Private Financial Holdings, Inc.	392,247	6,432,851
Chemical Financial Corp.	310,965	15,905,860
Columbia Banking System, Inc.	373,836	14,575,866
First Horizon National Corp.	1,184,934	21,921,279
Hancock Holding Co.	111,017	5,056,824
NBT Bancorp, Inc.	8,240	305,457
Renasant Corp.	238,193	9,453,880
Synovus Financial Corp.	451,829	18,534,026
UMB Financial Corp.	190,012	14,309,804
		131,463,805
Capital Markets (4.3%):
CBOE Holdings, Inc.	254,946	20,668,473
Federated Investors, Inc., Class B	408,442	10,758,362
		31,426,835
Consumer Discretionary (7.6%):
Liberty Expedia Holdings, Inc., Class A(a)	509,867	23,188,752
Liberty Ventures, Class A(a)	328,007	14,589,751
Penske Automotive Group, Inc.	122,541	5,736,144
The Wendy’s Co.	885,555	12,052,404
		55,567,051
Consumer Staples (6.5%):
Hostess Brands, Inc.(a)	428,441	6,799,359
Nomad Foods, Ltd.(a)	429,680	4,919,836
Performance Food Group Co.(a)	562,975	13,398,805
TreeHouse Foods, Inc.(a)	262,052	22,185,322
		47,303,322
Energy (7.0%):
Dril-Quip, Inc.(a)	107,191	5,847,269
Energen Corp.(a)	144,277	7,854,440
Kosmos Energy Ltd.(a)	2,049,727	13,651,181
Matador Resources Co.(a)	182,567	4,343,269
Pbf Energy, Inc.	151,740	3,364,076
RPC, Inc.(b)	228,406	4,182,114
SRC Energy, Inc.(a)	829,634	7,002,111
Superior Energy Services, Inc.(a)	299,840	4,275,718
		50,520,178
Health Care (4.5%):
Allscripts Healthcare Solutions, Inc.(a)	731,060	9,269,841
Diplomat Pharmacy, Inc.(a)	417,340	6,656,573
HMS Holdings Corp.(a)	529,520	10,765,141
Magellan Health, Inc.(a)	97,624	6,740,937
		33,432,492
Industrials (7.3%):
Actuant Corp., Class A	249,443	6,572,823
Advanced Disposal Services, Inc.(a)	274,975	6,214,435
Avis Budget Group, Inc.(a)	307,793	9,104,517
Masonite International Corp.(a)	68,336	5,415,628
Mueller Water Products, Inc., Class A	381,618	4,510,725
Regal Beloit Corp.	108,828	8,232,838
Rexnord Corp.(a)	412,810	9,527,655

See notes to schedule of investments.

Security Description	Shares	Value
Rush Enterprises, Inc., Class A(a)	125,734	$4,159,281
		53,737,902
Information Technology (19.1%):
Belden, Inc.	108,289	7,492,516
CACI International, Inc., Class A(a)	48,710	5,713,683
CommVault Systems, Inc.(a)	530,578	26,953,362
Diebold, Inc.(b)	310,830	9,542,481
Euronet Worldwide, Inc.(a)	241,850	20,683,012
MicroStrategy, Inc., Class A(a)	79,621	14,952,824
NetScout Systems, Inc.(a)	422,633	16,038,922
Pegasystems, Inc.	235,650	10,333,253
RealPage, Inc.(a)	252,710	8,819,579
Verint Systems, Inc.(a)	437,190	18,963,116
		139,492,748
Insurance (6.0%):
Primerica, Inc.	215,743	17,734,074
Torchmark Corp.	190,770	14,696,921
Validus Holdings Ltd.	211,827	11,944,925
		44,375,920
Materials (4.2%):
Commercial Metals Co.	183,548	3,511,273
Compass Minerals International, Inc.(b)	216,426	14,684,504
Summit Materials, Inc., Class A(a)	502,207	12,409,535
		30,605,312
Real Estate (6.4%):
Education Realty Trust, Inc.	319,720	13,060,562
Equity Commonwealth(a)	781,071	24,385,037
Urban Edge Properties	358,260	9,422,238
		46,867,837
Thrifts & Mortgage Finance (2.9%):
Essent Group Ltd.(a)	576,801	20,862,892

Utilities (2.5%):
Black Hills Corp.	133,485	8,872,748
PNM Resources, Inc.	249,672	9,237,864
		18,110,612
Total Common Stocks (Cost $546,222,708)		703,766,906

Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc.(c)(d)	1,587,483	1,942,920
Total Preferred Stock (Cost $1,942,920)		1,942,920

Collateral for Securities Loaned (2.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	15,479,884	15,479,884

See notes to schedule of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	4,258,326	$4,258,326
Total Collateral for Securities Loaned (Cost $19,738,210)		19,738,210

Total Investments (Cost $567,903,838) — 99.3%		725,448,036
Other assets in excess of liabilities — 0.7%		5,098,026
NET ASSETS - 100.00%		$730,546,062

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 0.3% of the Fund’s net assets.
(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund’s net assets as of March 31, 2017.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Value Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Banks (5.7%):
Comerica, Inc.	205,482	$14,091,956
First Hawaiian, Inc.	344,702	10,313,484
KeyCorp	331,040	5,885,891
		30,291,331
Capital Markets (5.7%):
CBOE Holdings, Inc.	149,840	12,147,529
E*TRADE Financial Corp.(a)	512,800	17,891,592
		30,039,121
Consumer Discretionary (7.7%):
Aramark	388,755	14,333,397
Expedia, Inc.	87,060	10,984,360
Liberty Broadband Corp., Class C(a)	62,322	5,384,621
Liberty Interactive Corp. QVC Group, Class A(a)	351,960	7,046,239
Service Corp. International	95,230	2,940,702
		40,689,319
Consumer Staples (6.2%):
Performance Food Group Co.(a)	439,170	10,452,246
Pinnacle Foods, Inc.	72,690	4,206,570
TreeHouse Foods, Inc.(a)	211,705	17,922,946
		32,581,762
Energy (9.3%):
Concho Resources, Inc.(a)	29,277	3,757,410
Devon Energy Corp.	184,083	7,679,943
Energen Corp.(a)	101,958	5,550,594
EQT Corp.	88,344	5,397,818
Helmerich & Payne, Inc.	108,289	7,208,799
HollyFrontier Corp.	185,001	5,242,928
Noble Energy, Inc.	407,125	13,980,672
		48,818,164
Health Care (5.9%):
Aetna, Inc.	118,685	15,138,272
Allergan PLC	67,230	16,062,592
		31,200,864
Industrials (6.8%):
Allison Transmission Holdings, Inc.	146,080	5,267,645
Avis Budget Group, Inc.(a)	269,670	7,976,839
HD Supply Holdings, Inc.(a)	128,460	5,282,918
Sensata Technologies Holding NV(a)	100,350	4,382,285
Teledyne Technologies, Inc.(a)	28,320	3,581,347
Timken Co.	95,430	4,313,436
United Rentals, Inc.(a)	43,170	5,398,408
		36,202,878
Information Technology (14.6%):
Cognizant Technology Solutions Corp., Class A(a)	159,391	9,486,952
CommVault Systems, Inc.(a)	162,000	8,229,600
Diebold, Inc.	276,205	8,479,494
Euronet Worldwide, Inc.(a)	160,833	13,754,438
Fidelity National Information Services, Inc.	90,982	7,243,987
Harris Corp.	35,940	3,999,044
SS&C Technologies Holdings, Inc.	565,878	20,032,080

See notes to schedule of investments.

Security Description	Shares	Value
Verint Systems, Inc.(a)	132,560	$5,749,790
		76,975,385
Insurance (14.6%):
Athene Holding Ltd., Class A(a)(b)	224,560	11,225,754
Fairfax Financial Holdings Ltd.	30,639	13,945,042
FNF Group	148,834	5,795,596
The Progressive Corp.	786,352	30,809,270
Validus Holdings Ltd.	280,989	15,844,970
		77,620,632
Materials (6.3%):
Ball Corp.	218,080	16,194,621
Compass Minerals International, Inc.(b)	94,830	6,434,216
Westlake Chemical Corp.	36,550	2,414,128
WestRock Co.	153,490	7,986,085
		33,029,050
Real Estate (10.3%):
American Campus Communities, Inc.	164,570	7,831,886
Equity Commonwealth(a)	684,193	21,360,505
Iron Mountain, Inc.	300,408	10,715,553
MGM Growth Properties LLC, Class A	541,610	14,650,551
		54,558,495
Utilities (4.2%):
Atmos Energy Corp.	54,609	4,313,565
DTE Energy Co.	67,745	6,917,442
WEC Energy Group, Inc.	111,795	6,778,131
Xcel Energy, Inc.	98,355	4,371,880
		22,381,018
Total Common Stocks (Cost $431,160,515)		514,388,019

Collateral for Securities Loaned (1.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	5,757,325	5,757,325
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	1,583,769	1,583,769
Total Collateral for Securities Loaned (Cost $7,341,094)		7,341,094

Total Investments (Cost $438,501,609) — 98.7%		521,729,113
Other assets in excess of liabilities — 1.3%		7,136,665
NET ASSETS - 100.00%		$528,865,778

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Large Cap Alpha Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Banks (10.8%):
Comerica, Inc.	351,260	$24,089,411
JPMorgan Chase & Co.	198,600	17,445,024
U.S. Bancorp	198,900	10,243,350
The PNC Financial Services Group, Inc.	100,950	12,138,228
		63,916,013
Capital Markets (6.4%):
CBOE Holdings, Inc.	187,690	15,216,028
E*TRADE Financial Corp.(a)	652,860	22,778,286
		37,994,314
Consumer Discretionary (4.7%):
Charter Communications, Inc., Class A(a)	27,441	8,981,988
Liberty Interactive Corp. QVC Group, Class A(a)	389,461	7,797,009
Twenty-First Century Fox, Inc.	348,682	11,293,810
		28,072,807
Consumer Staples (4.0%):
CVS Health Corp.	128,175	10,061,738
Mondelez International, Inc., Class A	310,960	13,396,157
		23,457,895
Energy (12.4%):
Chevron Corp.	143,015	15,355,521
Devon Energy Corp.	223,258	9,314,324
Enterprise Products Partners LP	460,640	12,718,270
EOG Resources, Inc.	116,109	11,326,433
Helmerich & Payne, Inc.	150,660	10,029,436
Noble Energy, Inc.	433,024	14,870,044
		73,614,028
Health Care (6.6%):
Aetna, Inc.	123,420	15,742,221
Allergan PLC	75,084	17,939,069
UnitedHealth Group, Inc.	34,875	5,719,849
		39,401,139
Industrials (7.4%):
General Dynamics Corp.	64,050	11,990,160
General Electric Co.	552,190	16,455,262
Sensata Technologies Holding NV(a)	140,790	6,148,299
Union Pacific Corp.	88,270	9,349,558
		43,943,279
Information Technology (16.3%):
Alphabet, Inc., Class A(a)	38,180	32,369,004
Cognizant Technology Solutions Corp., Class A(a)	172,107	10,243,809
Microsoft Corp.	280,530	18,475,706
SS&C Technologies Holdings, Inc.	407,145	14,412,933
Visa, Inc., Class A	229,530	20,398,331
		95,899,783
Insurance (14.1%):
Aflac, Inc.	81,450	5,898,609
Athene Holding Ltd., Class A(a)(b)	346,440	17,318,536
Hartford Financial Services Group, Inc.	247,260	11,885,788
The Progressive Corp.	1,003,470	39,315,955

See notes to schedule of investments.

Security Description	Shares	Value
Validus Holdings Ltd.	161,890	$9,128,977
		83,547,865
Materials (5.5%):
Ball Corp.	279,240	20,736,362
LyondellBasell Industries NV, Class A	126,879	11,570,096
		32,306,458
Real Estate (4.2%):
Equity Commonwealth(a)	392,220	12,245,108
Iron Mountain, Inc.	358,140	12,774,854
		25,019,962
Utilities (3.2%):
DTE Energy Co.	93,850	9,583,023
WEC Energy Group, Inc.	157,890	9,572,871
		19,155,894
Total Common Stocks (Cost $454,045,814)		566,329,437

Collateral for Securities Loaned (2.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	11,996,548	11,996,548
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	3,300,103	3,300,103
Total Collateral for Securities Loaned (Cost $15,296,651)		15,296,651

Total Investments (Cost $469,342,465) — 98.2%		581,626,088
Other assets in excess of liabilities — 1.8%		10,853,168
NET ASSETS - 100.00%		$592,479,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
RS Investors Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Banks (10.2%):
Comerica, Inc.	45,300	$3,106,673
JPMorgan Chase & Co.	33,010	2,899,598
First Hawaiian, Inc.	93,280	2,790,938
		8,797,209
Capital Markets (3.3%):
E*TRADE Financial Corp.(a)	82,415	2,875,459

Consumer Discretionary (5.6%):
Aramark	80,960	2,984,995
Liberty Expedia Holdings, Inc., Class A(a)	41,670	1,895,152
		4,880,147
Consumer Staples (3.5%):
TreeHouse Foods, Inc.(a)	35,630	3,016,436

Energy (11.2%):
Chevron Corp.	25,610	2,749,746
EOG Resources, Inc.	18,220	1,777,361
Kosmos Energy Ltd.(a)(b)	314,450	2,094,237
Noble Energy, Inc.	88,122	3,026,108
		9,647,452
Health Care (8.1%):
Aetna, Inc.	21,960	2,800,998
Allergan PLC	17,943	4,286,942
		7,087,940
Industrials (4.7%):
Avis Budget Group, Inc.(a)	46,450	1,373,991
General Electric Co.	89,600	2,670,080
		4,044,071
Information Technology (21.6%):
Alphabet, Inc., Class A(a)	5,097	4,321,237
Cognizant Technology Solutions Corp., Class A(a)	25,890	1,540,973
CommVault Systems, Inc.(a)	70,715	3,592,322
Euronet Worldwide, Inc.(a)	37,340	3,193,317
Fidelity National Information Services, Inc.	21,650	1,723,773
SS&C Technologies Holdings, Inc.	84,037	2,974,910
Verint Systems, Inc.(a)	33,070	1,434,411
		18,780,943
Insurance (13.3%):
Fairfax Financial Holdings Ltd.	7,650	3,481,823
The Progressive Corp.	155,710	6,100,718
Validus Holdings Ltd.	35,990	2,029,476
		11,612,017
Materials (7.8%):
Ball Corp.	49,390	3,667,701
Compass Minerals International, Inc.(b)	24,666	1,673,588
LyondellBasell Industries NV, Class A	16,350	1,490,957
		6,832,246
Real Estate (6.7%):
Equity Commonwealth(a)	110,530	3,450,747

See notes to schedule of investments.

Security Description	Shares	Value
MGM Growth Properties LLC, Class A	86,020	$2,326,841
		5,777,588
Total Common Stocks (Cost $71,079,974)		83,351,508

Collateral for Securities Loaned (2.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	1,754,014	1,754,014
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	482,508	482,508
Total Collateral for Securities Loaned (Cost $2,236,522)		2,236,522

Total Investments (Cost $73,316,496) — 98.6%		85,588,030
Other assets in excess of liabilities — 1.4%		1,200,883
NET ASSETS - 100.00%		$86,788,913

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Portfolios	Schedule of Portfolio Investments
Global Natural Resources Fund	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.8%)
Chemicals (7.5%):
Sociedad Quimica y Minera de Chile SA, ADR	3,862,955	$132,769,763

Metals & Mining (28.5%):
First Quantum Minerals Ltd.	16,342,243	173,660,144
Taseko Mines Ltd.(a)(b)	20,330,891	26,836,776
HudBay Minerals, Inc.	2,346,306	15,422,061
Iluka Resources Ltd.	10,489,893	61,052,966
Turquoise Hill Resources Ltd.(a)	73,968,920	227,084,585
		504,056,532
Oil, Gas & Consumable Fuels (53.1%):
Antero Resources Corp.(a)	6,449,192	147,106,069
Cabot Oil & Gas Corp.	3,465,767	82,866,489
Centennial Research Development, Inc. PIPE(a)(c)(d)	1,129,295	20,203,088
Centennial Resource Development, Inc.(a)(b)	702,999	12,815,672
Denbury Resources, Inc.(a)	10,219,747	26,366,947
Kosmos Energy Ltd.(a)(b)	11,076,352	73,768,504
Laredo Petroleum, Inc.(a)	5,782,198	84,420,091
Noble Energy, Inc.	1,793,556	61,590,713
Ophir Energy PLC(a)	25,115,592	27,136,090
Peyto Exploration & Development Corp.(b)	3,981,649	81,896,744
Range Resources Corp.	2,836,914	82,554,197
SRC Energy, Inc.(a)	8,340,481	70,393,660
Tourmaline Oil Corp.(a)	3,685,510	82,180,470
Whitecap Resources, Inc.	10,968,845	85,378,315
		938,677,049
Utilities (4.7%):
Calpine Corp.(a)	7,565,296	83,596,521
Total Common Stocks (Cost $1,859,705,359)		1,659,099,865

Collateral for Securities Loaned (0.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	5,840,135	5,840,135
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	1,606,549	1,606,549
Total Collateral for Securities Loaned (Cost $7,446,684)		7,446,684

Total Investments (Cost $1,867,152,043) — 94.2%		1,666,546,549
Other assets in excess of liabilities — 5.8%		103,134,507
NET ASSETS - 100.00%		$1,769,681,056

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 1.1% of the Fund’s net assets.

(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.1% of the Fund’s net assets as of March 31, 2017.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

PIPE—Private Investment in Public Equity

PLC—Public Liability Co.

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Portfolios	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
INCORE Investment Quality Bond Fund	$49,187,554	$509,358	$(858,711)	$(349,353)
INCORE Low Duration Bond Fund	571,758,300	2,148,499	(3,210,123)	(1,061,624)
High Yield Fund	74,058,675	2,046,728	(1,313,824)	732,904
Tax-Exempt Fund	102,476,169	4,881,251	(886,859)	3,994,392
High Income Municipal Bond Fund	86,295,210	4,780,095	(446,688)	4,333,407
Floating Rate Fund	858,096,439	13,295,332	(2,465,334)	10,829,998
Strategic Income Fund	50,290,493	977,113	(500,834)	476,279
RS Small Cap Growth Fund	1,563,332,991	587,577,994	(61,736,516)	525,841,478
RS Select Growth Fund	387,893,447	131,659,273	(4,581,579)	127,077,694
RS Mid Cap Growth Fund	394,662,738	47,946,137	(5,251,105)	42,695,032
RS Growth Fund	173,490,771	63,509,221	(1,538,728)	61,970,493
RS Science and Technology Fund	122,802,373	46,671,777	(3,769,934)	42,901,843
RS Small Cap Equity Fund	47,352,958	15,571,434	(2,185,561)	13,385,873
RS International Fund	21,598,136	2,885,924	(820,786)	2,065,138
RS Global Fund	21,790,136	5,076,377	(321,920)	4,754,457
Sophus Emerging Markets Fund	130,777,848	36,673,697	(1,998,477)	34,675,220
Sophus Emerging Markets Small Cap Fund	19,912,705	3,550,204	(718,302)	2,831,902
Sophus China Fund	14,815,477	4,613,905	(528,704)	4,085,201
RS Partners Fund	568,710,029	161,823,902	(5,085,895)	156,738,007
RS Value Fund	442,422,270	87,942,061	(8,635,218)	79,306,843
RS Large Cap Alpha Fund	469,342,465	115,063,288	(2,779,665)	112,283,623
RS Investors Fund	73,391,070	13,092,184	(895,224)	12,196,960
Global Natural Resources Fund	1,952,839,618	173,099,861	(459,392,930)	(286,293,069)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 47 funds.  The accompanying Schedules of Portfolio Investments are those of the following 23 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered
INCORE Investment Quality Bond Fund	Classes A, C, R and Y
INCORE Low Duration Bond Fund	Classes A, C, R and Y
High Yield Fund	Classes A, C, R and Y
Tax-Exempt Fund	Classes A, C and Y
High Income Municipal Bond Fund	Classes A, C and Y
Floating Rate Fund	Classes A, C, R and Y
Strategic Income Fund	Classes A, C, R and Y
RS Small Cap Growth Fund	Classes A, C, R and Y
RS Select Growth Fund	Classes A, C, R, R6 and Y
RS Mid Cap Growth Fund	Classes A, C, R, R6 and Y
RS Growth Fund	Classes A, C, R and Y
RS Science and Technology Fund	Classes A, C, R and Y
RS Small Cap Equity Fund	Classes A, C, R and Y
RS International Fund	Classes A, C, R and Y
RS Global Fund	Classes A, C, R and Y
Sophus Emerging Markets Fund	Classes A, C, R, R6 and Y
Sophus Emerging Markets Small Cap Fund	Classes A, C, R and Y
Sophus China Fund	Classes A, C, R and Y
RS Partners Fund	Classes A, R and Y
RS Value Fund	Classes A, C, R and Y
RS Large Cap Alpha Fund	Classes A, C, R and Y
RS Investors Fund	Classes A, C, R and Y
Global Natural Resources Fund	Classes A, C, R and Y

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund, Sophus Emerging Markets Small Cap Fund and Sophus China Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$1,629,305	$—	$—	$—	$1,629,305	$—
Collateralized Mortgage Obligations	—	—	1,578,423	—	—	—	1,578,423	—
Residential Mortgage Backed Securities	—	—	2,478,901	—	—	—	2,478,901	—
Corporate Bonds	—	—	28,939,557	—	—	—	28,939,557	—
U.S. Government Mortgage Backed Agencies	—	—	14,212,015	—	—	—	14,212,015	—
Futures Contracts	—	39,264	—	—	—	—	—	39,264
Credit Default Swaps	—	—	—	115,710	—	—	—	115,710
Total	—	39,264	48,838,201	115,710	—	—	$48,838,201	154,974

INCORE Low Duration Bond Fund
Asset Backed Securities	—	—	60,279,039	—	—	—	60,279,039	—
Collateralized Mortgage Obligations	—	—	45,208,340	—	—	—	45,208,340	—
Residential Mortgage Backed Securities	—	—	54,755,163	—	—	—	54,755,163	—
Senior Secured Loans	—	—	25,737,792	—	—	—	25,737,792	—
Corporate Bonds	—	—	355,057,355	—	—	—	355,057,355	—
U.S. Government Mortgage Backed Agencies	—	—	29,658,987	—	—	—	29,658,987	—
Futures Contracts	—	163,593	—	—	—	—	—	163,593
Credit Default Swaps	—	—	—	890,895	—	—	—	890,895
Total	—	163,593	570,696,676	890,895	—	—	570,696,676	1,054,488

High Yield Fund
Common Stocks	1,496,698	—	—	—	—	—	1,496,698	—
Senior Secured Loans	—	—	9,842,614	—	—	—	9,842,614	—
Corporate Bonds	—	—	59,135,607	—	—	—	59,135,607	—
Collateral for Securities Loaned	4,316,660	—	—	—	—	—	4,316,660	—
Total	5,813,358	—	68,978,221	—	—	—	74,791,579	—

Tax-Exempt Fund
Municipal Bonds	—	—	106,470,561	—	—	—	106,470,561	—
Total	—	—	106,470,561	—	—	—	106,470,561	—

High Income Municipal Bond Fund
Municipal Bonds	—	—	90,628,617	—	—	—	90,628,617	—
Total	—	—	90,628,617	—	—	—	90,628,617	—

Floating Rate Fund
Common Stocks	—	—	213,988	—	—	—	213,988	—
Convertible Corporate Bonds	—	—	5,077,500	—	—	—	5,077,500	—
Senior Secured Loans	—	—	693,150,496	—	—	—	693,150,496	—
Corporate Bonds	—	—	170,484,453	—	—	—	170,484,453	—
Total	$—	$—	$868,926,437	$—	$—	$—	$868,926,437	$—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Strategic Income Fund
Asset Backed Securities	$—	$—	$900,297	$—	$—	$—	$900,297	$—
Collateralized Mortgage Obligations	—	—	1,148,166	—	—	—	1,148,166	—
Residential Mortgage Backed Securities	—	—	2,998,499	—	—	—	2,998,499	—
Senior Secured Loans	—	—	2,164,600	—	—	—	2,164,600	—
Corporate Bonds	—	—	34,673,193	—	—	—	34,673,193	—
U.S. Government Mortgage Backed Agencies	—	—	131,677	—	—	—	131,677	—
U.S. Treasury Obligations	—	—	1,940,546	—	—	—	1,940,546	—
Exchange-Traded Funds	3,160,080	—	—	—	—	—	3,160,080	—
Collateral for Securities Loaned	3,649,714	—	—	—	—	—	3,649,714	—
Futures Contracts	—	(37,272)	—	—	—	—	—	(37,272)
Options	—	(220,625)	—	—	—	—	—	(220,625)
Credit Default Swap	—	—	—	24,401	—	—	—	24,401
Total	6,809,794	(257,897)	43,956,978	24,401	—	—	50,766,772	(233,496)

RS Small Cap Growth Fund
Common Stocks	2,002,042,201	—	—	—	—	—	2,002,042,201	—
Collateral for Securities Loaned	87,132,268	—	—	—	—	—	87,132,268	—
Total	2,089,174,469	—	—	—	—	—	2,089,174,469	—

RS Select Growth Fund
Common Stocks	497,842,491	—	—	—	—	—	497,842,491	—
Collateral for Securities Loaned	17,128,650	—	—	—	—	—	17,128,650	—
Total	514,971,141	—	—	—	—	—	514,971,141	—

RS Mid Cap Growth Fund
Common Stocks	437,357,770	—	—	—	—	—	437,357,770	—
Total	437,357,770	—	—	—	—	—	437,357,770	—

RS Growth Fund
Common Stocks	235,461,264	—	—	—	—	—	235,461,264	—
Total	235,461,264	—	—	—	—	—	235,461,264	—

RS Science and Technology Fund
Common Stocks	153,761,855	—	—	—	—	—	153,761,855	—
Collateral for Securities Loaned	11,942,361	—	—	—	—	—	11,942,361	—
Total	165,704,216	—	—	—	—	—	165,704,216	—

RS Small Cap Equity Fund
Common Stocks	60,551,372	—	—	—	—	—	60,551,372	—
Collateral for Securities Loaned	187,459	—	—	—	—	—	187,459	—
Total	60,738,831	—	—	—	—	—	60,738,831	—

RS International Fund
Common Stocks	—	—	23,022,628	—	—	—	23,022,628	—
Preferred Stocks	—	—	307,368	—	—	—	307,368	—
Exchange-Traded Funds	114,446	—	—	—	—	—	114,446	—
Collateral for Securities Loaned	218,832	—	—	—	—	—	218,832	—
Total	$333,278	$—	$23,329,996	$—	$—	$—	$23,663,274	$—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Level 3 - Other Significant Unobservable Inputs			Total
	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^
RS Global Fund
Common Stocks	$14,542,711	(a)	$—	$11,147,744		$—	$—		$—	$25,690,455	$—
Preferred Stocks	285,416		—	—		—	—		—	285,416	—
Exchange Traded Funds	410,304		—	—		—	—		—	410,304	—
Collateral for Securities Loaned	158,418		—	—		—	—		—	158,418	—
Total	15,396,849		—	11,147,744		—	—		—	26,544,593	—

Sophus Emerging Markets Fund
Common Stocks	37,232,132	(b)	—	118,402,110		—	995,354	(c)	—	156,629,596	—
Preferred Stocks	6,174,925		—	—		—	—		—	6,174,925	—
Exchange-Traded Funds	1,673,760		—	—		—	—		—	1,673,760	—
Collateral for Securities Loaned	974,787		—	—		—	—		—	974,787	—
Total	46,055,604		—	118,402,110		—	995,354		—	165,453,068	—

Sophus Emerging Markets Small Cap Fund
Common Stocks	2,125,673	(b)	—	19,867,109		—	—		—	21,992,782	—
Preferred Stocks	418,587		—	—		—	—		—	418,587	—
Collateral for Securities Loaned	333,238		—	—		—	—		—	333,238	—
Total	2,877,498		—	19,867,109		—	—		—	22,744,607	—

Sophus China Fund
Common Stocks	3,390,047	(d)	—	15,054,695		—	65,819	(e)	—	18,510,561	—
Exchange-Traded Funds	74,196		—	—		—	—		—	74,196	—
Collateral for Securities Loaned	315,921		—	—		—	—		—	315,921	—
Total	3,780,164		—	15,054,695		—	65,819		—	18,900,678	—

RS Partners Fund
Common Stocks	703,766,906		—	—		—	—		—	703,766,906	—
Preferred Stocks	—		—	—		—	1,942,920		—	1,942,920	—
Collateral for Securities Loaned	19,738,210		—	—		—	—		—	19,738,210	—
Total	723,505,116		—	—		—	1,942,920		—	725,448,036	—

RS Value Fund
Common Stocks	514,388,019		—	—		—	—		—	514,388,019	—
Collateral for Securities Loaned	7,341,094		—	—		—	—		—	7,341,094	—
Total	521,729,113		—	—		—	—		—	521,729,113	—

RS Large Cap Alpha Fund
Common Stocks	566,329,437		—	—		—	—		—	566,329,437	—
Collateral for Securities Loaned	15,296,651		—	—		—	—		—	15,296,651	—
Total	581,626,088		—	—		—	—		—	581,626,088	—

RS Investors Fund
Common Stocks	83,351,508		—	—		—	—		—	83,351,508	—
Collateral for Securities Loaned	2,236,522		—	—		—	—		—	2,236,522	—
Total	85,588,030		—	—		—	—		—	85,588,030	—

Global Natural Resources Fund
Common Stocks	1,550,707,721		—	88,189,056	(f)	—	20,203,088	(g)	—	1,659,099,865	—
Collateral for Securities Loaned	7,446,684		—	—		—	—		—	7,446,684	—
Total	$1,558,154,405		$—	$88,189,056		$—	$20,203,088		$—	$1,666,546,549	$—

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

^     Other financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)    All securities categorized as Brazil, Canada, Mexico and all ADRs.

(b)    All securities categorized as Brazil, Colombia, Mexico and all ADRs.

(c)    Security categorized as Republic of Korea.

(d)    All securities categorized as ADRs.

(e)    All securities categorized as China.

(f)     Consists of holdings: Iluka Resources Ltd. and Ophir Energy PLC categorized as Metals & Mining and Oil, Gas & Consumable Fuels, respectively.

(g)    Consists of holdings: Centennial Resource Development, Inc. PIPE categorized as Oil, Gas & Consumable Fuels.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows:

Transfers from Level 1 to Level 2
RS Global Fund
Preferred Stocks	$285,416

Sophus Emerging Markets Fund
Common Stocks	4,733,662
Preferred Stocks	5,261,919

Sophus Emerging Markets Small Cap Fund
Common Stocks	265,716
Preferred Stocks	718,263

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Sophus Emerging Markets Fund	Sophus China Fund	RS Partners Fund	RS Global Natural Resources Fund
Balance as of December 31, 2016	$—	$65,965	$1,942,920	$18,926,984
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation/Depreciation	68,328	(146)	—	1,276,104
Purchases	927,026	—	—	—
Sales Proceeds	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of March 31, 2017	$995,354	$65,819	$1,942,920	$20,203,088

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which the Funds invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Funds’ floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade Securities.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

The Funds may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Funds had the following transactions in written put and purchased call options during the period ended March 31, 2017:

	Strategic Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, December 31, 2016	155	$162,843
Options written	180	219,247
Options exercised	—	—
Options expired	—	—
Options closed	(205)	(205,636)
Options outstanding, March 31, 2017	130	$176,454

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS. The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of March 31, 2017, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond Fund	Asset allocation and risk exposure management
INCORE Low Duration Bond Fund	Asset allocation and risk exposure management
Strategic Income Fund	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2017:

	Gross Amount of Recognized Assets	Value of Cash
	(Value of Securities on	Collateral
Fund	Loan)	Received	Net Amount
High Yield Fund	$3,385,650	$3,385,650	$931,010
Strategic Income Fund	3,554,100	3,554,100	95,614
RS Small Cap Growth Fund	84,850,142	84,850,142	2,282,126
RS Select Growth Fund	16,719,435	16,719,435	409,215
RS Science and Technology Fund	11,607,800	11,607,800	334,561
RS Small Cap Equity Fund	178,250	178,250	9,209
RS International Fund	194,807	194,807	24,025
RS Global Fund	140,841	140,841	17,577
Sophus Emerging Markets Fund	934,000	934,000	40,787
Sophus Emerging Markets Small Cap Fund	314,271	314,271	18,967
Sophus China Fund	301,467	301,467	14,454
RS Partners Fund	19,334,276	19,334,276	403,934
RS Value Fund	7,171,612	7,171,612	169,482
RS Large Cap Alpha Fund	14,997,000	14,997,000	2,99,651
RS Investors Fund	2,189,536	2,189,536	46,986
Global Natural Resources Fund	7,081,097	7,081,097	365,587

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Notes to Schedules of Investments —continued
Victory Portfolios	March 31, 2017
(Unaudited)

The RS International Fund, RS Global Fund, Sophus Emerging Markets Fund, Sophus Emerging Markets Small Cap Fund and Sophus China Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017